PORTFOLIO OF INVESTMENTS

1ST QUARTER

USAA EXTENDED MARKET INDEX FUND

MARCH 31, 2019

(Form N-Q)

48481-0519	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Extended Market Index Fund

March 31, 2019 (unaudited)

Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (99.0%)
	COMMON STOCKS (99.0%)
	Basic Materials (3.3%)
	Chemicals (2.1%)
4,402	A Schulman, Inc.(a),(b),(c)	$—
4,587	AdvanSix, Inc.(d)	131
3,270	AgroFresh Solutions, Inc.(d)	11
3,882	American Vanguard Corp.	67
9,543	Ashland Global Holdings, Inc.	746
32,819	Axalta Coating Systems Ltd.(d)	827
4,848	Balchem Corp.	450
9,440	Cabot Corp.	393
25,822	Chemours Co.	960
6,641	Codexis, Inc.(d)	136
37,822	Element Solutions, Inc.(d)	382
13,135	Ferro Corp.(d)	249
10,983	GCP Applied Technologies, Inc.(d)	325
1,620	Hawkins, Inc.	60
7,981	HB Fuller Co.	388
32,571	Huntsman Corp.	733
6,519	Ingevity Corp.(d)	688
3,017	Innophos Holdings, Inc.	91
4,011	Innospec, Inc.	334
18,112	Intrepid Potash, Inc.(d)	69
3,456	Koppers Holdings, Inc.(d)	90
4,717	Kraton Corp.(d)	152
3,366	Kronos Worldwide, Inc.	47
4,881	Landec Corp.(d)	60
5,478	Minerals Technologies, Inc.	322
1,371	NewMarket Corp.	594
699	Northern Technologies International Corp.	19
1,129	Oil-Dri Corp. of America	35
25,949	Olin Corp.	600
6,506	OMNOVA Solutions, Inc.(d)	46
12,483	PolyOne Corp.	366
6,072	PQ Group Holdings, Inc.(d)	92
2,000	Quaker Chemical Corp.	401
7,822	Rayonier Advanced Materials, Inc.	106
2,822	Rogers Corp.(d)	448
20,752	RPM International, Inc.	1,204
6,656	Sensient Technologies Corp.	451
3,374	Stepan Co.	295
15,474	Tronox Holdings plc “A”(d)	204
20,329	Univar, Inc.(d)	451
6,929	Valhi, Inc.	16
29,281	Valvoline, Inc.	543
7,386	Venator Materials plc(d)	42
17,213	Versum Materials, Inc.	866
5,649	Westlake Chemical Corp.	383
10,306	WR Grace & Co.	804

		15,677

1 | USAA Extended Market Index Fund

Number of Shares	Security	Market Value (000)
	Forest Products & Paper (0.2%)
2,534	Clearwater Paper Corp.(d)	$49
9,442	Domtar Corp.	469
6,229	Mercer International, Inc.	84
2,503	Neenah, Inc.	161
1,530	Orchids Paper Products Co.(d)	2
6,319	PH Glatfelter Co.	89
12,838	Resolute Forest Products, Inc.	101
4,407	Schweitzer-Mauduit International, Inc.	171
5,490	Verso Corp. “A”(d)	118

		1,244

	Iron/Steel (0.6%)
48,143	AK Steel Holding Corp.(d),(e)	132
19,439	Allegheny Technologies, Inc.(d)	497
7,069	Carpenter Technology Corp.	324
45,149	Cleveland-Cliffs, Inc.	451
17,547	Commercial Metals Co.	300
2,787	Friedman Industries, Inc.	21
10,377	Reliance Steel & Aluminum Co.	937
4,015	Schnitzer Steel Industries, Inc. “A”	96
35,952	Steel Dynamics, Inc.	1,268
27,323	United States Steel Corp.	533
1,302	Universal Stainless & Alloy Products, Inc.(d)	22

		4,581

	Mining (0.4%)
29,525	Alcoa Corp.(d)	831
7,937	Century Aluminum Co.(d)	70
28,493	Coeur Mining, Inc.(d)	116
5,446	Compass Minerals International, Inc.	296
4,745	Covia Holdings Corp.(d)	27
21,436	General Moly, Inc.(d)	5
8,706	Gold Resource Corp.	34
9,302	Golden Minerals Co.(d)	3
69,254	Hecla Mining Co.	159
2,556	Kaiser Aluminum Corp.	268
22,400	Livent Corp.(d)	275
3,097	Materion Corp.	177
36,703	McEwen Mining, Inc.(e)	55
187	PDS Biotechnology Corp.(d)	1
5,475	Pershing Gold Corp.(d)	6
10,083	Royal Gold, Inc.	917
15,315	Solitario Zinc Corp.(d)	6
311	United States Lime & Minerals, Inc.	24
19,733	Uranium Energy Corp.(d),(e)	28

		3,298

	Total Basic Materials	24,800

	Communications (8.5%)
	Advertising (0.2%)
1,148	Boston Omaha Corp. “A”(d)	29
5,624	Clear Channel Outdoor Holdings, Inc. “A”(d)	30
4,661	Fluent, Inc.(d),(e)	26
674	Harte-Hanks, Inc.(d)	2
5,246	Marchex, Inc. “B”(d)	25
9,730	National CineMedia, Inc.	69
11,904	Quotient Technology, Inc.(d)	117
5,494	Trade Desk, Inc. “A”(d)	1,088

		1,386

Portfolio of Investments | 2

Number of Shares	Security	Market Value (000)
	Housewares (0.0%)
6,706	Liberty Latin America Ltd. “A”(d)	$130

	Internet (3.7%)
3,725	1-800-Flowers.com, Inc. “A”(d)	68
2,400	Anaplan, Inc.(d)	94
8,054	ANGI Homeservices, Inc. “A”(d)	124
2,014	AutoWeb, Inc.(d)	8
6,907	Boingo Wireless, Inc.(d)	161
2,500	Cardlytics, Inc.(d)	41
5,206	Cargurus, Inc.(d)	209
9,876	Cars.com, Inc.(d)	225
23,033	CDW Corp.	2,220
4,783	ChannelAdvisor Corp.(d)	58
6,834	Cogent Communications Holdings, Inc.	371
5,921	comScore, Inc.(d)	120
8,680	DHI Group, Inc.(d)	21
12,628	Endurance International Group Holdings, Inc.(d)	92
2,204	ePlus, Inc.(d)	195
18,875	Etsy, Inc.(d)	1,269
1,200	Eventbrite, Inc. “A”(d)	23
65	EverQuote, Inc. “A”(d)	—
7,906	EVINE Live, Inc.(d)	4
31,316	FireEye, Inc.(d)	526
300	Frontline Capital Group(a),(b),(c)	—
3,190	FTD Companies, Inc.(d)	2
26,092	GoDaddy, Inc. “A”(d)	1,962
60,701	Groupon, Inc.(d)	215
14,006	GrubHub, Inc.(d)	973
3,976	HealthStream, Inc.(d)	112
12,155	IAC/InterActiveCorp(d)	2,554
2,303	Internap Corp.(d)	11
2,026	Lands’ End, Inc.(d)	34
4,096	Leaf Group Ltd.(d)	33
8,378	Liberty Expedia Holdings, Inc. “A”(d)	359
18,696	Limelight Networks, Inc.(d)	60
4,477	Liquidity Services, Inc.(d)	34
36	Lyft,Inc. “A”	3
8,004	Match Group, Inc.	453
13,832	Meet Group, Inc.(d)	70
9,733	New Media Investment Group, Inc.	102
9,602	NIC, Inc.	164
12,152	Okta, Inc.(d)	1,005
2,766	Overstock.com, Inc.(d),(e)	46
14,641	Palo Alto Networks, Inc.(d)	3,556
4,538	PC-Tel, Inc.	23
5,910	Perficient, Inc.(d)	162
8,674	Proofpoint, Inc.(d)	1,053
5,319	Q2 Holdings, Inc.(d)	368
7,566	QuinStreet, Inc.(d)	101
5,145	RealNetworks, Inc.(d)	16
10,598	RingCentral, Inc. “A”(d)	1,142
7,763	Roku, Inc.(d)	501
6,574	Rubicon Project, Inc.(d)	40
5,172	Shutterfly, Inc.(d)	210
2,987	Shutterstock, Inc.	139
114,150	Snap, Inc. “A”(d),(e)	1,258
2,538	Stamps.com, Inc.(d)	207
4,310	Stitch Fix, Inc. “A”(d)	122
5,782	Support.com, Inc.(d)	13
2,802	TechTarget, Inc.(d)	46
16,585	TheStreet, Inc.(d)	39
2,100	Travelzoo(d)	28
11,249	TrueCar, Inc.(d)	75
3,527	U.S. Auto Parts Network, Inc.(d)	4

3 | USAA Extended Market Index Fund

Number of Shares	Security	Market Value (000)
9,366	Upwork, Inc.(d)	$179
6,877	VirnetX Holding Corp.(d)	43
9,416	Wayfair, Inc. “A”(d)	1,398
11,606	Yelp, Inc.(d)	400
16,709	Zendesk, Inc.(d)	1,420
7,314	Zillow Group, Inc. “A”(d)	250
17,623	Zillow Group, Inc. “C”(d),(e)	612
10,588	Zix Corp.(d)	73
1,974	Zscaler, Inc.(d)	140

		27,639

	Media (2.5%)
3,599	AH Belo Corp. “A”	13
18,031	Altice USA, Inc. “A”	387
6,974	AMC Networks, Inc. “A”(d)	396
2,692	Beasley Broadcast Group, Inc. “A”	11
747	Cable One, Inc.	733
16,001	Central European Media Enterprises Ltd. “A”(d)	64
2,653	Emmis Communications Corp. “A”(d)	9
21,239	Entercom Communications Corp. “A”	111
10,513	Entravision Communications Corp. “A”	34
8,572	EW Scripps Co. “A”	180
5,877	FactSet Research Systems, Inc.	1,459
17,822	Gannett Co., Inc.	188
7,875	Global Eagle Entertainment, Inc.(d)	6
11,894	Gray Television, Inc.(d)	254
2,349	Hemisphere Media Group, Inc.(d)	33
15,421	Houghton Mifflin Harcourt Co.(d)	112
7,025	John Wiley & Sons, Inc. “A”	311
8,464	Lee Enterprises, Inc.(d)	28
4,166	Liberty Broadband Corp. “A”(d)	382
23,564	Liberty Broadband Corp. “C”(d)	2,162
31,738	Liberty Global plc “A”(d)	791
90,657	Liberty Global plc “C”(d)	2,195
19,616	Liberty Latin America Ltd. “C”(d)	382
1,620	Liberty Media Corp-Liberty Braves “A”(d)	45
4,323	Liberty Media Corp-Liberty Braves “C”(d)	120
3,415	Liberty Media Corp-Liberty Formula One “A”(d)	116
31,342	Liberty Media Corp-Liberty Formula One “C”(d)	1,099
13,183	Liberty Media Corp-Liberty SiriusXM “A”(d)	503
25,087	Liberty Media Corp-Liberty SiriusXM “C”(d)	959
1,090	McClatchy Co.“A”(d)	5
5,876	Meredith Corp.(e)	325
9,903	MSG Networks, Inc. “A”(d)	215
22,555	New York Times Co. “A”	741
7,209	Nexstar Media Group, Inc. “A”	781
1,046	Saga Communications, Inc. “A”	35
4,495	Scholastic Corp.	179
11,038	Sinclair Broadcast Group, Inc. “A”	425
260,598	Sirius XM Holdings, Inc.	1,478
33,291	TEGNA, Inc.	469
12,078	Tribune Media Co. “A”	557
3,616	Tribune Publishing Co.(d)	43
906	Value Line, Inc.	22
2,718	WideOpenWest, Inc.(d)	25
6,514	World Wrestling Entertainment, Inc. “A”	565

		18,948

	Telecommunications (2.1%)
14,330	8x8, Inc.(d)	289
6,913	A10 Networks, Inc.(d)	49
4,165	Acacia Communications, Inc.(d)	239
7,492	ADTRAN, Inc.	103
3,106	Aerohive Networks, Inc.(d)	14
26,005	ARRIS International plc(d)	822

Portfolio of Investments | 4

Number of Shares	Security	Market Value (000)
1,577	ATN International, Inc.	$89
5,908	CalAmp Corp.(d)	74
7,426	Calix, Inc.(d)	57
4,292	Casa Systems, Inc.(d)	36
22,176	Ciena Corp.(d)	828
7,646	Cincinnati Bell, Inc.(d)	73
2,370	Clearfield, Inc.(d)	35
29,803	CommScope Holding Co., Inc.(d)	648
9,996	Consolidated Communications Holdings, Inc.	109
4,719	Digi International, Inc.(d)	60
7,895	EchoStar Corp. “A”(d)	288
18,940	Extreme Networks, Inc.(d)	142
17,636	Finisar Corp.(d)	409
12,098	Frontier Communications Corp.(d)	24
15,296	GCI Liberty, Inc. “A”(d)	851
62,873	Globalstar, Inc.(d)	27
8,869	Gogo, Inc.(d),(e)	40
5,160	GTT Communications, Inc.(d),(e)	179
12,042	Harmonic, Inc.(d),(e)	65
4,461	HC2 Holdings, Inc.(d)	11
3,541	ID Systems, Inc.(d)	21
2,972	IDT Corp. “B”	20
22,378	Infinera Corp.(d)	97
5,491	InterDigital, Inc.	362
14,263	Iridium Communications, Inc.(d)	377
2,945	KVH Industries, Inc.(d)	30
9,095	Lantronix, Inc.(d)	27
6,052	LightPath Technologies, Inc. “A”(d)	9
8,216	LogMeIn, Inc.	658
1,784	Loral Space & Communications, Inc.(d)	64
1,290	Neonode, Inc.(d)	4
4,903	NeoPhotonics Corp.(d)	31
5,225	NETGEAR, Inc.(d)	173
14,857	NII Holdings, Inc.(d)	29
2,194	Ooma, Inc.(d)	29
1,750	Optical Cable Corp.(d)	8
12,823	ORBCOMM, Inc.(d)	87
1,832	pdvWireless, Inc.(d)	64
5,004	Plantronics, Inc.	231
368	Preformed Line Products Co.	20
3,665	Quantenna Communications, Inc.(d)	89
8,411	Ribbon Communications, Inc.(d)	43
2,435	RigNet, Inc.(d)	24
7,479	Shenandoah Telecommunications Co.	332
3,740	Spok Holdings, Inc.	51
87,955	Sprint Corp.(d)	497
5,146	Switch, Inc. “A”(e)	53
14,139	Telephone & Data Systems, Inc.	435
48,356	T-Mobile US, Inc.(d)	3,341
3,082	Ubiquiti Networks, Inc.	461
2,316	United States Cellular Corp.(d)	106
8,405	ViaSat, Inc.(d)	651
36,093	Viavi Solutions, Inc.(d)	447
33,009	Vonage Holdings Corp.(d)	331
32,216	Zayo Group Holdings, Inc.(d)	916

		15,679

	Total Communications	63,782

	Consumer, Cyclical (12.2%)
	Airlines (0.3%)
1,928	Allegiant Travel Co.	250
7,486	Hawaiian Holdings, Inc.	197
47,941	JetBlue Airways Corp.(d)	784
1,617	Mesa Air Group, Inc.(d)	13
7,987	SkyWest, Inc.	434
10,544	Spirit Airlines, Inc.(d)	557

		2,235

5 | USAA Extended Market Index Fund

Number of Shares	Security	Market Value (000)
	Apparel (0.5%)
7,121	Carter’s, Inc.	$718
1,956	Cherokee, Inc.(d)	1
4,496	Columbia Sportswear Co.	468
9,445	Crocs, Inc.(d)	243
4,611	Deckers Outdoor Corp.(d)	678
954	Iconix Brand Group, Inc.(d)	2
2,101	Lakeland Industries, Inc.(d)	25
155	Levi Strauss & Co. “A”(d)	4
2,562	Oxford Industries, Inc.	193
1,306	Rocky Brands, Inc.	31
7,426	Sequential Brands Group, Inc.(d)	10
20,773	Skechers U.S.A., Inc. “A”(d)	698
12,742	Steven Madden Ltd.	431
1,222	Superior Group of Companies, Inc.	20
2,485	Unifi, Inc.(d)	48
298	Vince Holding Corp.(d)	4
1,357	Weyco Group, Inc.	42
14,153	Wolverine World Wide, Inc.	506

		4,122

	Auto Manufacturers (0.8%)
1,291	Blue Bird Corp.(d)	22
9,906	Navistar International Corp.(d)	320
4,260	REV Group, Inc.	47
21,046	Tesla, Inc.(d)	5,890
8,229	Wabash National Corp.	111

		6,390

	Auto Parts & Equipment (1.2%)
13,361	Adient plc	173
18,482	Allison Transmission Holdings, Inc.	830
10,104	Altra Industrial Motion Corp.	314
15,871	American Axle & Manufacturing Holdings, Inc.(d)	227
13,503	Autoliv, Inc.	993
5,294	Commercial Vehicle Group, Inc.(d)	41
8,072	Cooper Tire & Rubber Co.	241
2,562	Cooper-Standard Holdings, Inc.(d)	120
21,805	Dana, Inc.	387
13,755	Delphi Technologies plc	265
3,445	Douglas Dynamics, Inc.	131
12,741	Garrett Motion, Inc.(d)	188
5,458	Gentherm, Inc.(d)	201
34,094	Goodyear Tire & Rubber Co.	619
3,297	Horizon Global Corp.(d)	6
4,507	Jason Industries, Inc.(d)	6
9,662	Lear Corp.	1,311
12,876	Meritor, Inc.(d)	262
5,654	Methode Electronics, Inc.	163
2,019	Miller Industries, Inc.	62
7,896	Modine Manufacturing Co.(d)	109
2,943	Motorcar Parts of America, Inc.(d)	56
5,545	Spartan Motors, Inc.	49
2,952	Standard Motor Products, Inc.	145
3,414	Superior Industries International, Inc.	16
7,895	Tenneco, Inc. “A”	175
6,931	Titan International, Inc.	41
3,363	Tower International, Inc.	71
13,503	Veoneer, Inc.(d),(e)	309
4,477	Visteon Corp.(d)	302
7,940	WABCO Holdings, Inc.(d)	1,047

		8,860

Portfolio of Investments | 6

Number of Shares	Security	Market Value (000)
	Distribution/Wholesale (0.9%)
4,284	Anixter International, Inc.(d)	$240
1,431	BlueLinx Holdings, Inc.(d),(e)	38
7,129	Core-Mark Holding Co., Inc.	265
4,690	Dorman Products, Inc.(d)	413
1,704	EVI Industries, Inc.(e)	65
6,527	Fossil Group, Inc.(d),(e)	90
6,412	G-III Apparel Group Ltd.(d)	256
4,783	H&E Equipment Services, Inc.	120
27,527	HD Supply Holdings, Inc.(d)	1,193
3,110	Houston Wire & Cable Co.(d)	20
20,902	KAR Auction Services, Inc.	1,072
0	Nexeo Solutions, Inc.(d),(e)	—
6,188	Pool Corp.	1,021
3,608	ScanSource, Inc.(d)	129
6,301	SiteOne Landscape Supply, Inc.(d)	360
1,844	Systemax, Inc.	42
2,671	Titan Machinery, Inc.(d)	42
8,181	Triton International Ltd.	254
2,308	Veritiv Corp.(d)	61
4,931	Watsco, Inc.	706
7,166	WESCO International, Inc.(d)	380

		6,767

	Entertainment (1.1%)
9,009	AMC Entertainment Holdings, Inc. “A”	134
5,397	Churchill Downs, Inc.	487
16,653	Cinemark Holdings, Inc.	666
1,592	Dover Motorsports, Inc.	3
9,671	Eldorado Resorts, Inc.(d)	452
827	Empire Resorts, Inc.(d)	8
1,026	Gaming Partners International Corp.	13
4,602	Golden Entertainment, Inc.(d)	65
3,864	International Speedway Corp. “A”	169
8,480	Lions Gate Entertainment Corp. “A”	133
17,152	Lions Gate Entertainment Corp. “B”	259
21,329	Live Nation Entertainment, Inc.(d)	1,355
2,679	Madison Square Garden Co. “A”(d)	785
6,269	Marriott Vacations Worldwide Corp.	586
2,088	Monarch Casino & Resort, Inc.(d)	92
16,556	Penn National Gaming, Inc.(d)	333
1,637	RCI Hospitality Holdings, Inc.	38
2,601	Reading International, Inc. “A”(d)	41
10,925	Red Rock Resorts, Inc. “A”	282
8,615	Scientific Games Corp. “A”(d)	176
9,937	SeaWorld Entertainment, Inc.(d)	256
10,995	Six Flags Entertainment Corp.	543
1,762	Speedway Motorsports, Inc.	25
6,374	Vail Resorts, Inc.	1,385

		8,286

	Food Service (0.2%)
38,126	Aramark	1,127

	Home Builders (0.7%)
5,712	Beazer Homes USA, Inc.(d)	66
1,393	Cavco Industries, Inc.(d)	164
3,342	Century Communities, Inc.(d)	80
1,729	Comstock Holding Companies, Inc.(d)	4
3,198	Green Brick Partners, Inc.(d)	28
854	Hovnanian Enterprises, Inc. “A”	9

7 | USAA Extended Market Index Fund

Number of Shares	Security	Market Value (000)
3,192	Installed Building Products, Inc.(d)	$155
13,368	KB Home	323
3,780	LCI Industries	290
2,808	LGI Homes, Inc.(d)	169
4,013	M/I Homes, Inc.(d)	107
6,923	MDC Holdings, Inc.	201
5,844	Meritage Homes Corp.(d)	261
2,131	New Home Co., Inc.(d)	10
515	NVR, Inc.(d)	1,425
7,577	Skyline Champion Corp.	144
17,164	Taylor Morrison Home Corp. “A”(d)	305
7,641	Thor Industries, Inc.	476
20,822	Toll Brothers, Inc.	754
23,803	TRI Pointe Group, Inc.(d)	301
4,111	William Lyon Homes “A”(d)	63
4,162	Winnebago Industries, Inc.	130

		5,465

	Home Furnishings (0.3%)
6,043	Daktronics, Inc.	45
10,013	Dolby Laboratories, Inc. “A”	631
3,943	Ethan Allen Interiors, Inc.	75
1,215	Flexsteel Industries, Inc.	28
1,598	Hamilton Beach Brands Holding Co. “A”	34
1,876	Hooker Furniture Corp.	54
4,266	iRobot Corp.(d)	502
4,729	Sleep Number Corp.(d)	222
3,668	Sonos, Inc.(d)	38
7,002	Tempur Sealy International, Inc.(d)	404
2,235	Universal Electronics, Inc.(d)	83
4,073	VOXX International Corp.(d)	19

		2,135

	Housewares (0.2%)
3,627	Libbey, Inc.	10
2,050	Lifetime Brands, Inc.	19
5,841	Scotts Miracle-Gro Co.	459
16,110	Toro Co.	1,109
7,915	Tupperware Brands Corp.	203

		1,800

	Leisure Time (0.5%)
5,197	Acushnet Holdings Corp.	120
13,583	Brunswick Corp.	684
13,645	Callaway Golf Co.	217
4,597	Camping World Holdings, Inc. “A”(e)	64
4,738	Clarus Corp.	61
11,272	Drive Shack, Inc.(d)	51
2,070	Escalade, Inc.	23
6,148	Fox Factory Holding Corp.(d)	430
710	Johnson Outdoors, Inc. “A”	51
10,940	Liberty TripAdvisor Holdings, Inc. “A”(d)	155
3,668	Lindblad Expeditions Holdings, Inc.(d)	56
3,744	Malibu Boats, Inc. “A”(d)	148
1,493	Marine Products Corp.	20
2,500	MasterCraft Boat Holdings, Inc.(d)	56
4,821	Nautilus, Inc.(d)	27
13,512	Planet Fitness, Inc. “A”(d)	928
9,151	Polaris Industries, Inc.	773
5,154	Town Sports International Holdings, Inc.(d)	24
9,083	Vista Outdoor, Inc.(d)	73
2,350	YETI Holdings, Inc.(d),(e)	71

		4,032

Portfolio of Investments | 8

Number of Shares	Security	Market Value (000)
	Lodging (1.2%)
10,905	BBX Capital Corp.	$64
12,742	Belmond Ltd. “A”(d)	318
12,688	Boyd Gaming Corp.	347
92,702	Caesars Entertainment Corp.(d)	806
6,355	Century Casinos, Inc.(d)	58
5,449	Choice Hotels International, Inc.	424
30,077	Extended Stay America, Inc.	540
8,160	Full House Resorts, Inc.(d)	16
15,509	Hilton Grand Vacations, Inc.(d)	478
6,016	Hyatt Hotels Corp. “A”	437
57,136	Las Vegas Sands Corp.	3,483
3,067	Marcus Corp.	123
8,176	Playa Hotels & Resorts N.V.(d)	62
5,052	Red Lion Hotels Corp.(d)	41
10,898	St Joe Co.(d)	180
14,605	Wyndham Destinations, Inc.	591
15,453	Wyndham Hotels & Resorts, Inc.	772

		8,740

	Office Furnishings (0.2%)
1,034	CompX International, Inc.	15
8,959	Herman Miller, Inc.	315
6,656	HNI Corp.	242
9,610	Interface, Inc.	147
5,240	Kimball International, Inc. “B”	74
7,374	Knoll, Inc.	140
12,921	Steelcase, Inc. “A”	188
5,315	Virco Manufacturing Corp.	23

		1,144

	REITS (0.0%)
7,589	Office Properties Income Trust	210

	Retail (4.0%)
10,514	Abercrombie & Fitch Co. “A”	288
25,423	American Eagle Outfitters, Inc.	564
1,386	America’s Car-Mart, Inc.(d)	127
3,061	Asbury Automotive Group, Inc.(d)	212
25,130	Ascena Retail Group, Inc.(d)	27
4,048	At Home Group, Inc.(d)	72
9,193	AutoNation, Inc.(d)	328
6,163	Barnes & Noble Education, Inc.(d)	26
8,898	Barnes & Noble, Inc.	48
1,739	Bassett Furniture Industries, Inc.	29
10,402	Beacon Roofing Supply, Inc.(d)	335
21,609	Bed Bath & Beyond, Inc.(e)	367
2,684	Big 5 Sporting Goods Corp.	9
6,639	Big Lots, Inc.	252
18	Biglari Holdings, Inc. “A”(d)	13
187	Biglari Holdings, Inc. “B”(d)	26
3,131	BJ’s Restaurants, Inc.	148
10,094	BJ’s Wholesale Club Holdings, Inc.(d)	277
15,088	Bloomin’ Brands, Inc.	309
10,782	BMC Stock Holdings, Inc.(d)	190
5,049	Boot Barn Holdings, Inc.(d)	149
6,290	Brinker International, Inc.	279
3,973	Buckle, Inc.(e)	74
2,727	Build-A-Bear Workshop, Inc.(d)	17
10,262	Burlington Stores, Inc.(d)	1,608
6,897	Caleres, Inc.	170
10,622	Cannae Holdings, Inc.(d)	258
6,109	Carrols Restaurant Group, Inc.(d)	61
4,962	Carvana Co.(d),(e)	288

9 | USAA Extended Market Index Fund

Number of Shares	Security	Market Value (000)
5,613	Casey’s General Stores, Inc.	$723
3,894	Cato Corp. “A”	58
6,609	Cheesecake Factory, Inc.	323
19,485	Chico’s FAS, Inc.	83
2,520	Children’s Place, Inc.	245
6,159	Christopher & Banks Corp.(d)	2
2,773	Chuy’s Holdings, Inc.(d)	63
2,593	Citi Trends, Inc.	50
3,781	Conn’s, Inc.(d)	86
2,847	Container Store Group, Inc.(d)	25
3,681	Cracker Barrel Old Country Store, Inc.(e)	595
6,045	Dave & Buster’s Entertainment, Inc.	301
4,306	Del Frisco’s Restaurant Group, Inc.(d)	28
6,237	Del Taco Restaurants, Inc.(d)	63
10,532	Denny’s Corp.(d)	193
2,770	Destination Maternity Corp.(d)	6
8,559	Destination XL Group, Inc.(d)	21
11,751	Dick’s Sporting Goods, Inc.	433
2,897	Dillard’s, Inc. “A”(e)	209
2,576	Dine Brands Global, Inc.	235
6,349	Domino’s Pizza, Inc.	1,639
1,333	Duluth Holdings, Inc. “B”(d),(e)	32
12,988	Dunkin’ Brands Group, Inc.	975
3,382	El Pollo Loco Holdings, Inc.(d)	44
12,371	Express, Inc.(d)	53
8,094	EZCORP, Inc. “A”(d)	75
1,894	Famous Dave’s of America, Inc.(d)	11
4,111	Fiesta Restaurant Group, Inc.(d)	54
6,804	FirstCash, Inc.	589
8,539	Five Below, Inc.(d)	1,061
8,840	Floor & Decor Holdings, Inc. “A”(d)	364
998	Foundation Building Materials, Inc.(d)	10
6,453	Francesca’s Holdings Corp.(d),(e)	4
4,994	Fred’s, Inc. “A”(d)	12
3,781	Freshpet, Inc.(d)	160
1,794	Gaia, Inc.(d)	16
15,760	GameStop Corp. “A”(e)	160
3,006	Genesco, Inc.(d)	137
4,803	GMS, Inc.(d)	73
10,229	GNC Holdings, Inc. “A”(d)	28
3,063	Group 1 Automotive, Inc.	198
9,276	Guess?, Inc.	182
2,486	Habit Restaurants, Inc. “A”(d)	27
3,228	Haverty Furniture Companies, Inc.	71
3,484	Hibbett Sports, Inc.(d)	79
4,126	J Alexander’s Holdings, Inc.(d)	40
1,051	J. Jill, Inc.	6
4,191	Jack in the Box, Inc.	340
46,484	JC Penney Co., Inc.(d),(e)	69
2,707	Kirkland’s, Inc.(d)	19
7,437	La-Z-Boy, Inc.	245
3,754	Lithia Motors, Inc. “A”	348
5,639	Luby’s, Inc.(d)	8
16,410	Lululemon Athletica, Inc.(d)	2,689
4,057	Lumber Liquidators Holdings, Inc.(d),(e)	41
4,129	MarineMax, Inc.(d)	79
16,397	Michaels Companies, Inc.(d)	187
2,476	Movado Group, Inc.	90
7,246	MSC Industrial Direct Co., Inc. “A”	599
10,093	National Vision Holdings, Inc.(d)	317
8,584	Noodles & Co.(d)	58
8,511	Nu Skin Enterprises, Inc. “A”	407
84,454	Office Depot, Inc.	307
7,993	Ollie’s Bargain Outlet Holdings, Inc.(d)	682
2,864	Papa John’s International, Inc.(e)	152
7,972	Party City Holdco, Inc.(d)	63

Portfolio of Investments | 10

Number of Shares	Security	Market Value (000)
1,900	PC Connection, Inc.	$70
1,516	PCM, Inc.(d)	56
5,762	Penske Automotive Group, Inc.	257
3,075	PetIQ, Inc.(d),(e)	97
3,455	PetMed Express, Inc.(e)	79
12,905	Pier 1 Imports, Inc.(d)	10
4,799	Potbelly Corp.(d)	41
3,440	PriceSmart, Inc.	203
63,446	Qurate Retail, Inc.(d)	1,014
1,864	Red Robin Gourmet Burgers, Inc.(d)	54
5,786	Regis Corp.(d)	114
3,106	RH(d)	320
169,282	Rite Aid Corp.(d),(e)	107
5,240	Rush Enterprises, Inc. “A”	219
684	Rush Enterprises, Inc. “B”	28
4,841	Ruth’s Hospitality Group, Inc.	124
18,459	Sally Beauty Holdings, Inc.(d)	340
3,736	Shake Shack, Inc. “A”(d)	221
2,381	Shoe Carnival, Inc.(e)	81
8,020	Signet Jewelers Ltd.	218
4,134	Sonic Automotive, Inc. “A”	61
4,298	Sportsman’s Warehouse Holdings, Inc.(d)	21
4,672	Stage Stores, Inc.	5
4,383	Stein Mart, Inc.(d),(e)	4
7,130	Tailored Brands, Inc.	56
10,098	Texas Roadhouse, Inc.	628
5,605	Tile Shop Holdings, Inc.	32
2,102	Tilly’s, Inc. “A”	23
6,404	Tuesday Morning Corp.(d)	14
11,697	Urban Outfitters, Inc.(d)	347
3,075	Vera Bradley, Inc.(d)	41
3,693	Vitamin Shoppe, Inc.(d)	26
6,598	Waitr Holdings,Inc.(d)	81
28,430	Wendy’s Co.	509
12,189	Williams-Sonoma, Inc.	686
4,245	Wingstop, Inc.	323
437	Winmark Corp.	82
10,630	World Fuel Services Corp.	307
2,839	Zumiez, Inc.(d)	71

		30,063

	Storage/Warehousing (0.0%)
7,352	Mobile Mini, Inc.	250

	Textiles (0.1%)
2,014	Culp, Inc.	39
2,900	Dixie Group, Inc.(d)	2
2,823	Forward Industries, Inc.(d)	4
2,344	UniFirst Corp.	360

		405

	Toys/Games/Hobbies (0.0%)
2,816	Funko, Inc. “A”(d)	61

	Total Consumer, Cyclical	92,092

	Consumer, Non-cyclical (19.4%)
	Agriculture (0.4%)
10,809	22nd Century Group, Inc.(d)	18
610	Alico, Inc.	17
3,787	Andersons, Inc.	122
21,925	Bunge Ltd.	1,164
4,834	Cadiz, Inc.(d),(e)	47
26,203	Darling Ingredients, Inc.(d)	567
2,404	Limoneira Co.	57

11 | USAA Extended Market Index Fund

Number of Shares	Security	Market Value (000)
1,357	Pyxus International, Inc.(d),(e)	$32
3,190	Tejon Ranch Co.(d)	56
1,708	Turning Point Brands, Inc.	79
4,150	Universal Corp.	239
18,008	Vector Group Ltd.	194

		2,592

	Beverages (0.2%)
1,326	Boston Beer Co., Inc. “A”(d)	391
720	Coca-Cola Consolidated Inc	207
1,760	Craft Brew Alliance, Inc.(d)	25
1,660	Farmer Brothers Co.(d)	33
27,732	Keurig Dr Pepper, Inc.	776
1,817	MGP Ingredients, Inc.(e)	140
1,810	National Beverage Corp.(e)	104
10,996	New Age Beverages Corp.(d),(e)	58
4,659	Primo Water Corp.(d)	72
2,312	Willamette Valley Vineyards, Inc.(d)	17

		1,823

	Biotechnology (4.0%)
380	Advaxis,Inc.	2
4,376	Abeona Therapeutics, Inc.(d),(e)	32
17,343	ACADIA Pharmaceuticals, Inc.(d)	466
6,646	Acceleron Pharma, Inc.(d)	310
18,775	Achillion Pharmaceuticals, Inc.(d)	56
6,967	Acorda Therapeutics, Inc.(d)	93
11,101	ADMA Biologics, Inc.(d),(e)	42
4,726	Aduro Biotech, Inc.(d)	19
8,035	Adverum Biotechnologies, Inc.(d)	42
7,157	Aevi Genomic Medicine, Inc.(d)	1
11,520	Agenus, Inc.(d),(e)	34
2,541	AgeX Therapeutics, Inc.(d),(e)	10
951	Albireo Pharma, Inc.(d)	31
10,702	Alder Biopharmaceuticals, Inc.(d)	146
2,978	Aldeyra Therapeutics, Inc.(d)	27
891	Allakos, Inc.(d)	36
2,927	Allogene Therapeutics, Inc.(d),(e)	85
14,694	Alnylam Pharmaceuticals, Inc.(d)	1,373
5,495	AMAG Pharmaceuticals, Inc.(d)	71
33,382	Amicus Therapeutics, Inc.(d)	454
3,717	AnaptysBio, Inc.(d)	272
8,408	Anavex Life Sciences Corp.(d),(e)	26
1,215	ANI Pharmaceuticals, Inc.(d)	86
2,151	Applied Genetic Technologies Corp.(d)	9
2,249	Aptevo Therapeutics, Inc.(d)	2
323	Aptinyx, Inc.(d)	1
4,787	Aratana Therapeutics, Inc.(d)	17
561	Aravive, Inc.(d)	4
3,200	Arcus Biosciences, Inc.(d)	40
3,216	Ardelyx, Inc.(d)	9
7,961	Arena Pharmaceuticals, Inc.(d)	357
14,883	ArQule, Inc.(d)	71
13,158	Arrowhead Pharmaceuticals, Inc.(d)	241
2,704	Assembly Biosciences, Inc.(d)	53
7,504	Atara Biotherapeutics, Inc.(d)	298
5,548	Audentes Therapeutics, Inc.(d)	216
13,305	AVEO Pharmaceuticals, Inc.(d),(e)	11
5,102	Avid Bioservices, Inc.(d)	22
877	Avrobio, Inc.(d)	19
14,777	BioCryst Pharmaceuticals, Inc.(d)	120
5,414	Biohaven Pharmaceutical Holding Co. Ltd.(d)	279
27,536	BioMarin Pharmaceutical, Inc.(d)	2,446
3,072	Bio-Rad Laboratories, Inc. “A”(d)	939
25,411	BioTime, Inc.(d),(e)	33

Portfolio of Investments | 12

Number of Shares	Security	Market Value (000)
8,458	Bluebird Bio, Inc.(d)	$1,331
6,562	Blueprint Medicines Corp.(d)	525
3,854	BrainStorm Cell Therapeutics, Inc.(d)	17
5,271	Calithera Biosciences, Inc.(d)	36
1,028	Calyxt, Inc.(d)	18
5,109	Cambrex Corp.(d)	198
1,665	Capricor Therapeutics, Inc.(d)	1
4,726	Cara Therapeutics, Inc.(d),(e)	93
7,740	CASI Pharmaceuticals, Inc.(d)	22
969	Celldex Therapeutics, Inc.(d),(e)	5
861	CEL-SCI Corp.(d)	3
2,693	ChemoCentryx, Inc.(d)	37
4,842	Clearside Biomedical, Inc.(d),(e)	7
2,800	Cleveland BioLabs, Inc.(d)	5
6,587	Cohbar, Inc.(d)	21
15,199	ContraFect Corp.(d)	6
2,250	ContraVir Pharmaceuticals, Inc.(d)	1
1,475	Crinetics Pharmaceuticals, Inc.(d),(e)	34
10,286	CTI BioPharma Corp.(d)	10
1,500	Cue Biopharma, Inc.(d)	12
3,831	Curis, Inc.(d)	8
7,957	Cymabay Therapeutics, Inc.(d)	106
7,638	CytomX Therapeutics, Inc.(d)	82
259	Cytori Therapeutics, Inc.(d)	—
7,637	CytRx Corp.(d)	5
2,449	Deciphera Pharmaceuticals, Inc.(d)	57
10,651	Denali Therapeutics, Inc.(d),(e)	247
5,856	Dicerna Pharmaceuticals, Inc.(d)	86
8,647	Dynavax Technologies Corp.(d),(e)	63
6,869	Editas Medicine, Inc.(d)	168
65	Eidos Therapeutics, Inc.(d)	2
1,169	Eiger BioPharmaceuticals, Inc.(d)	16
7,086	Emergent BioSolutions, Inc.(d)	358
8,028	Enzo Biochem, Inc.(d)	22
8,144	Epizyme, Inc.(d)	101
751	Equillium, Inc.(d)	6
3,928	Esperion Therapeutics, Inc.(d),(e)	158
741	Evelo Biosciences, Inc.(d)	6
1,481	Evolus, Inc.(d),(e)	33
19,394	Exact Sciences Corp.(d)	1,680
46,380	Exelixis, Inc.(d)	1,104
6,822	EyePoint Pharmaceuticals, Inc.(d),(e)	12
9,491	Fate Therapeutics, Inc.(d)	167
11,522	FibroGen, Inc.(d)	626
4,356	Five Prime Therapeutics, Inc.(d)	58
2,196	Flex Pharma, Inc.(d)	1
6,807	Fortress Biotech, Inc.(d)	12
3,917	Genocea Biosciences, Inc.(d)	2
25,126	Geron Corp.(d),(e)	42
5,466	GlycoMimetics, Inc.(d)	68
2,509	Gossamer Bio, Inc.(d)	54
1,784	GTx, Inc.(d),(e)	2
1,988	Guardant Health, Inc.(d)	152
19,318	Halozyme Therapeutics, Inc.(d)	311
6,840	Harvard Bioscience, Inc.(d)	29
4,000	Helius Medical Technologies, Inc.(d)	27
1,077	Homology Medicines, Inc.(d)	30
2,101	iBio, Inc.(d)	2
3,299	Idera Pharmaceuticals, Inc.(d)	8
22,945	ImmunoGen, Inc.(d)	62
25,792	Immunomedics, Inc.(d)	495
7,013	Infinity Pharmaceuticals, Inc.(d)	13
10,270	Innoviva, Inc.(d)	144
15,084	Inovio Pharmaceuticals, Inc.(d),(e)	56
11,760	Insmed, Inc.(d)	342
3,339	Intercept Pharmaceuticals, Inc.(d)	373

13 | USAA Extended Market Index Fund

Number of Shares	Security	Market Value (000)
9,391	Intrexon Corp.(d),(e)	$49
21,051	Ionis Pharmaceuticals, Inc.(d)	1,709
18,390	Iovance Biotherapeutics, Inc.(d)	175
66	Kaleido Biosciences, Inc.(d)	1
8,479	Karyopharm Therapeutics, Inc.(d)	50
4,202	KemPharm, Inc.(d)	7
1,492	Kezar Life Sciences, Inc.(d)	26
5,720	Kindred Biosciences, Inc.(d)	52
1,431	Kiniksa Pharmaceuticals Ltd. “A”(d)	26
1,539	Krystal Biotech, Inc.(d)	51
6,848	Lexicon Pharmaceuticals, Inc.(d),(e)	38
3,237	Ligand Pharmaceuticals, Inc.(d)	407
1,137	LogicBio Therapeutics, Inc.(d)	11
4,979	MacroGenics, Inc.(d)	90
65	Magenta Therapeutics, Inc.(d),(e)	1
4,900	Marker Therapeutics, Inc.(d)	32
11,213	Matinas BioPharma Holdings, Inc.(d)	12
10,769	Medicines Co.(d),(e)	301
8,459	MEI Pharma, Inc.(d)	26
900	Menlo Therapeutics, Inc.(d)	7
2,006	Merrimack Pharmaceuticals, Inc.(d)	14
376	Millendo Therapeutics, Inc.(d)	6
996	Molecular Templates, Inc.(d)	6
2,155	Mustang Bio, Inc.(d)	7
12,166	Myriad Genetics, Inc.(d)	404
4,139	NantKwest, Inc.(d)	7
14,653	NeoGenomics, Inc.(d)	300
324	Neon Therapeutics, Inc.(d)	2
1,335	Neuralstem, Inc.(d)	1
3,137	NewLink Genetics Corp.(d)	6
56,785	Novavax, Inc.(d)	31
164	Novus Therapeutics, Inc.(d)	1
6,534	Omeros Corp.(d),(e)	113
478	Oncocyte Corp.(d)	2
3,414	OncoMed Pharmaceuticals, Inc.(d)	4
12,913	Organovo Holdings, Inc.(d),(e)	13
1,055	Osmotica Pharmaceuticals plc(d)	4
4,226	Otonomy, Inc.(d)	11
21,655	Pacific Biosciences of California, Inc.(d)	157
23,498	Palatin Technologies, Inc.(d),(e)	23
23,556	PDL BioPharma, Inc.(d)	88
2,551	Pfenex, Inc.(d)	16
3,141	PolarityTE, Inc.(d),(e)	34
338	Precision BioSciences, Inc.(d)	6
6,403	Prothena Corp. plc(d)	78
8,165	PTC Therapeutics, Inc.(d)	307
4,673	Puma Biotechnology, Inc.(d)	181
6,378	Radius Health, Inc.(d)	127
4,515	REGENXBIO, Inc.(d)	259
148	Replimune Group, Inc.(d)	2
6,278	Retrophin, Inc.(d)	142
4,487	Rexahn Pharmaceuticals, Inc.(d)	2
23,395	Rigel Pharmaceuticals, Inc.(d)	60
2,922	Rocket Pharmaceuticals, Inc.(d)	51
2,908	Rubius Therapeutics, Inc.(d),(e)	53
7,728	Sage Therapeutics, Inc.(d)	1,229
16,243	Sangamo Therapeutics, Inc.(d)	155
5,254	Savara, Inc.(d)	39
1,608	Scholar Rock Holding Corp.(d)	30
16,297	Seattle Genetics, Inc.(d)	1,194
41	Seelos Therapeutics, Inc.(d)	—
41	Seelos Therapeutics, Inc.(a),(c)	—
5,322	Selecta Biosciences, Inc.(d)	13
46	SELLAS Life Sciences Group, Inc.(d)	—
2,502	Sienna Biopharmaceuticals, Inc.(d)	6
1,977	Solid Biosciences, Inc.(d)	18

Portfolio of Investments | 14

Number of Shares	Security	Market Value (000)
10,396	Sorrento Therapeutics, Inc.(d),(e)	$49
5,056	Spark Therapeutics, Inc.(d)	576
13,926	Spectrum Pharmaceuticals, Inc.(d)	149
5,320	Stemline Therapeutics, Inc.(d)	68
2,343	Sunesis Pharmaceuticals, Inc.(d)	3
2,311	Syndax Pharmaceuticals, Inc.(d)	12
4,000	Synlogic, Inc.(d)	30
385	Synthetic Biologics, Inc.(d)	—
94	Tenax Therapeutics, Inc.(d)	—
6,417	Theravance Biopharma, Inc.(d)	145
1,311	Tocagen, Inc.(d)	14
76	Trovagene, Inc.(d)	—
154	Twist Bioscience Corp.(d)	4
15,655	Tyme Technologies, Inc.(d),(e)	28
8,065	Ultragenyx Pharmaceutical, Inc.(d)	559
6,749	United Therapeutics Corp.(d)	792
148	UNITY Biotechnology, Inc.(d)	1
3,680	Vaccinex, Inc.(d)	19
834	Vaxart, Inc.(d)	2
25,460	VBI Vaccines, Inc.(d)	48
4,395	Veracyte, Inc.(d)	110
11,945	Verastem, Inc.(d),(e)	35
7,335	Vericel Corp.(d)	128
2,976	Vical, Inc.(d)	4
7,153	Viking Therapeutics, Inc.(d),(e)	71
6,405	VolitionRX Ltd.(d)	21
2,712	WaVe Life Sciences Ltd.(d)	105
166	X4 Pharmaceuticals, Inc.(d)	3
3,229	XBiotech, Inc.(d)	36
1,214	XOMA Corp.(d)	15
233	Yield10 Bioscience, Inc.(d)	—
18,936	ZIOPHARM Oncology,Inc.(d),(e)	73

		30,052

	Commercial Services (5.7%)
8,757	2U, Inc.(d)	620
10,367	Aaron’s, Inc.	545
10,823	ABM Industries, Inc.	393
8,239	Acacia Research Corp.(d)	27
9,173	Adtalem Global Education, Inc.(d)	425
1,139	AMERCO	423
2,731	American Public Education, Inc.(d)	82
6,833	AMN Healthcare Services, Inc.(d)	322
6,901	ARC Document Solutions, Inc.(d)	15
10,347	Arlo Technologies, Inc.(d)	43
2,129	Ascent Capital Group, Inc. “A”(d)	2
8,174	ASGN, Inc.(d)	519
894	Avalara, Inc.(d)	50
10,243	Avis Budget Group, Inc.(d)	357
1,189	Barrett Business Services, Inc.	92
2,295	BG Staffing, Inc.	50
21,839	Booz Allen Hamilton Holding Corp.	1,270
2,758	Bridgepoint Education, Inc.(d)	17
8,979	Bright Horizons Family Solutions, Inc.(d)	1,141
2,695	BrightView Holdings, Inc.(d)	39
7,775	Brink’s Co.	586
2,930	CAI International, Inc.(d)	68
5,924	Cardtronics plc “A”(d)	211
3,961	Care.com, Inc.(d)	78
10,687	Career Education Corp.(d)	177
2,462	Carriage Services, Inc.	47
1,734	Cass Information Systems, Inc.	82
9,058	CBIZ, Inc.(d)	183
15,317	Chegg, Inc.(d)	584
1,741	Collectors Universe, Inc.	31

15 | USAA Extended Market Index Fund

Number of Shares	Security	Market Value (000)
245	Computer Task Group, Inc.(d)	$1
12,426	CoreLogic, Inc.(d)	463
1,635	CorVel Corp.(d)	107
5,626	CoStar Group, Inc.(d)	2,624
1,412	CRA International, Inc.	71
5,168	Cross Country Healthcare, Inc.(d)	36
4,083	Emerald Expositions Events, Inc.	52
3,906	Ennis, Inc.	81
7,824	Euronet Worldwide, Inc.(d)	1,116
10,402	Everi Holdings, Inc.(d)	109
9,459	EVERTEC, Inc.	263
4,220	Evo Payments, Inc. “A”(d)	123
1,630	Forrester Research, Inc.	79
2,677	Franklin Covey Co.(d)	68
5,963	FTI Consulting, Inc.(d)	458
657	Graham Holdings Co. “B”	449
7,545	Grand Canyon Education, Inc.(d)	864
7,093	Green Dot Corp. “A”(d)	430
4,211	Hackett Group, Inc.	67
11,747	Healthcare Services Group, Inc.	388
8,298	HealthEquity, Inc.(d)	614
2,753	Heidrick & Struggles International, Inc.	106
3,771	Herc Holdings, Inc.(d)	147
8,612	Hertz Global Holdings, Inc.(d)	150
13,041	HMS Holdings Corp.(d)	386
7,493	Hudson Global, Inc.(d)	11
3,240	Huron Consulting Group, Inc.(d)	153
2,071	I3 Verticals, Inc. “A”(d)	50
3,065	ICF International, Inc.	233
5,760	Insperity, Inc.	712
5,181	International Money Express, Inc.(d)	60
5,636	K12, Inc.(d)	192
4,059	Kelly Services, Inc. “A”	90
3,944	Kforce, Inc.	139
8,860	Korn Ferry	397
11,546	Laureate Education, Inc. “A”(d)	173
10,562	LiveRamp Holdings, Inc.(d)	576
6,424	LSC Communications, Inc.	42
12,103	Macquarie Infrastructure Corp.	499
9,338	ManpowerGroup, Inc.	772
5,863	MarketAxess Holdings, Inc.	1,443
4,866	Matthews International Corp. “A”	180
1,774	Medifast, Inc.	226
5,436	MoneyGram International, Inc.(d)	11
5,194	Monro, Inc.	449
2,851	Morningstar, Inc.	359
2,134	National Research Corp.	82
7,309	Navigant Consulting, Inc.	142
2,444	Odyssey Marine Exploration, Inc.(d)	17
4,728	Paylocity Holding Corp.(d)	422
4,111	PFSweb, Inc.(d)	21
6,115	PRGX Global, Inc.(d)	48
4,359	Quad/Graphics, Inc.	52
7,864	Rent-A-Center, Inc.(d)	164
4,605	Resources Connection, Inc.	76
3,678	Rosetta Stone, Inc.(d)	80
10,646	RR Donnelley & Sons Co.	50
41,283	Sabre Corp.	883
2,543	SEACOR Marine Holdings, Inc.(d)	34
27,645	Service Corp. International	1,110
21,046	ServiceMaster Global Holdings, Inc.(d)	983
10,518	ServiceSource International, Inc.(d)	10
894	ShotSpotter, Inc.(d)	35
4,639	Sotheby’s(d)	175
2,950	SP Plus Corp.(d)	101
3,165	SPAR Group, Inc.(d)	2

Portfolio of Investments | 16

Number of Shares	Security	Market Value (000)
47,637	Square, Inc. “A”(d)	$3,569
3,221	Strategic Education, Inc.	423
4,703	Team, Inc.(d)	82
28,795	TransUnion	1,925
19,914	Travelport Worldwide Ltd.	313
7,196	TriNet Group, Inc.(d)	430
6,460	TrueBlue, Inc.(d)	153
3,377	Universal Technical Institute, Inc.(d)	12
1,852	Vectrus, Inc.(d)	49
3,107	Viad Corp.	175
5,913	Weight Watchers International, Inc.(d)	119
6,804	WEX, Inc.(d)	1,306
1,423	Willdan Group, Inc.(d)	53
46,624	Worldpay, Inc. “A”(d)	5,292

		42,886

	Cosmetics/Personal Care (0.1%)
65,408	Avon Products, Inc.(d)	192
8,298	Edgewell Personal Care Co.(d)	364
3,912	elf Beauty, Inc.(d)	42
2,513	Inter Parfums, Inc.	191
1,899	Revlon, Inc. “A”(d),(e)	37

		826

	Food (1.3%)
136	AquaBounty Technologies, Inc.(d)	—
10,478	B&G Foods, Inc.(e)	256
11,000	Blue Apron Holdings, Inc. “A”(d),(e)	11
2,423	Calavo Growers, Inc.	203
4,515	Cal-Maine Foods, Inc.	201
3,358	Chefs’ Warehouse, Inc.(d)	104
13,709	Dean Foods Co.	42
28,126	Flowers Foods, Inc.	600
5,263	Fresh Del Monte Produce, Inc.	142
13,796	Hain Celestial Group, Inc.(d)	319
17,115	Hostess Brands, Inc.(d)	214
4,100	HQ Sustainable Maritime Industries, Inc.(a),(b),(c),(d)	—
2,303	Ingles Markets, Inc. “A”	64
10,308	Ingredion, Inc.	976
2,381	J&J Snack Foods Corp.	378
1,422	John B Sanfilippo & Son, Inc.	102
2,973	Lancaster Colony Corp.	466
1,804	Lifeway Foods, Inc.(d)	4
408	Nathan’s Famous, Inc.	28
16,778	Performance Food Group Co.(d)	665
9,086	Pilgrim’s Pride Corp.(d)	202
10,214	Post Holdings, Inc.(d)	1,117
2,724	Rocky Mountain Chocolate Factory, Inc.	25
2,996	Sanderson Farms, Inc.	395
38	Seaboard Corp.	163
1,343	Seneca Foods Corp. “A”(d)	33
7,497	Simply Good Foods Co.(d)	154
4,080	Smart & Final Stores, Inc.(d)	20
5,521	SpartanNash Co.	88
19,601	Sprouts Farmers Market, Inc.(d)	422
2,948	Tootsie Roll Industries, Inc.	110
9,028	TreeHouse Foods, Inc.(d)	583
32,633	U.S. Foods Holding Corp.(d)	1,139
7,684	United Natural Foods, Inc.(d)	102
1,095	Village Super Market, Inc. “A”	30
2,324	Weis Markets, Inc.	95

		9,453

17 | USAA Extended Market Index Fund

Number of Shares	Security	Market Value (000)
	Healthcare Products (2.9%)
4,620	Accelerate Diagnostics, Inc.(d),(e)	$97
12,884	Accuray, Inc.(d)	61
1,899	Alphatec Holdings, Inc.(d)	5
6,101	AngioDynamics, Inc.(d)	140
4,719	Apyx Medical Corp.(d)	30
5,376	AtriCure, Inc.(d)	144
224	Atrion Corp.	197
7,046	Avanos Medical, Inc. (d)	301
151	Avedro, Inc.(d)	2
4,935	AxoGen, Inc.(d)	104
1,251	Axonics Modulation Technologies, Inc.(d)	30
2,225	Biolase, Inc.(d)	5
5,848	Bio-Techne Corp.	1,161
5,151	BioTelemetry, Inc.(d)	323
15,403	Bruker Corp.	592
5,588	Cantel Medical Corp.	374
5,198	Cardiovascular Systems, Inc.(d)	201
5,864	CareDx, Inc.(d)	185
859	Celcuity, Inc.(d)	19
22,365	Cerus Corp.(d)	139
2,529	Chembio Diagnostics, Inc.(d)	14
5,799	Conformis, Inc.(d)	17
4,165	CONMED Corp.	346
20,807	Corindus Vascular Robotics, Inc.(d),(e)	36
4,639	CryoLife, Inc.(d)	135
2,275	Cutera, Inc.(d)	40
4,303	CytoSorbents Corp.(d),(e)	33
1,288	Endologix, Inc.(d)	9
1,417	FONAR Corp.(d)	29
7,790	GenMark Diagnostics, Inc.(d)	55
3,465	Genomic Health, Inc.(d)	243
4,900	Glaukos Corp.(d)	384
11,083	Globus Medical, Inc. “A”(d)	548
7,922	Haemonetics Corp.(d)	693
4,668	Hanger, Inc.(d)	89
10,357	Hill-Rom Holdings, Inc.	1,096
2,498	ICU Medical, Inc.(d)	598
2,775	Inogen, Inc.(d)	265
1,393	Inspire Medical Systems, Inc.(d)	79
9,111	Insulet Corp.(d)	866
4,501	Integer Holdings Corp.(d)	339
10,908	Integra LifeSciences Holdings Corp.(d)	608
4,481	Intersect ENT, Inc.(d)	144
4,891	Invacare Corp.	41
230	InVivo Therapeutics Holdings Corp.(d)	—
3,444	iRhythm Technologies, Inc.(d)	258
15,938	IsoRay, Inc.(d)	6
6,972	Lantheus Holdings, Inc.(d)	171
2,222	LeMaitre Vascular, Inc.	69
7,726	LivaNova plc(d)	751
6,445	Luminex Corp.	148
7,354	Masimo Corp.(d)	1,017
6,734	Meridian Bioscience, Inc.	119
8,401	Merit Medical Systems, Inc.(d)	519
16	Microbot Medical, Inc.(d)	—
3,715	NanoString Technologies, Inc.(d)	89
5,169	Natus Medical, Inc.(d)	131
4,286	Nevro Corp.(d),(e)	268
7,914	NuVasive, Inc.(d)	449
4,331	Nuvectra Corp.(d)	48
59,668	OPKO Health, Inc.(d)	156
9,831	OraSure Technologies, Inc.(d)	110
2,789	Orthofix Medical, Inc.(d)	157
1,149	OrthoPediatrics Corp.(d)	51
13,000	Patterson Companies, Inc.	284
4,848	Penumbra, Inc.(d)	713
522	Pulse Biosciences, Inc.(d),(e)	9

Portfolio of Investments | 18

Number of Shares	Security	Market Value (000)
3,557	Quanterix Corp.(d)	$92
5,240	Quidel Corp.(d)	343
5,757	Repligen Corp.(d)	340
4,605	Retractable Technologies, Inc.(d)	3
7,565	Rockwell Medical, Inc.(d)	43
10,112	RTI Surgical Holdings, Inc.(d)	61
1,779	SeaSpine Holdings Corp.(d)	27
34	Shockwave Medical, Inc.(d)	1
4,449	Sientra, Inc.(d)	38
4,334	STAAR Surgical Co.(d)	148
12,951	STERIS plc(d)	1,658
2,327	Surmodics, Inc.(d)	101
4,053	T2 Biosystems, Inc.(d),(e)	11
2,732	Tactile Systems Technology, Inc.(d)	144
8,784	Tandem Diabetes Care, Inc.(d)	558
26,908	TransEnterix, Inc.(d),(e)	64
662	Utah Medical Products, Inc.	58
5,658	Varex Imaging Corp.(d)	192
7,494	ViewRay, Inc.(d),(e)	55
1,837	Viveve Medical, Inc.(d)	2
11,434	West Pharmaceutical Services, Inc.	1,260
17,910	Wright Medical Group N.V.(d)	563

		22,102

	Healthcare-Services (1.5%)
2,226	AAC Holdings, Inc.(d)	4
14,112	Acadia Healthcare Co., Inc.(d)	414
1,286	Addus HomeCare Corp.(d)	82
4,647	Amedisys, Inc.(d)	573
4,619	American Renal Associates Holdings, Inc.(d)	28
3,346	Apollo Medical Holdings, Inc.(d)	61
28,172	Brookdale Senior Living, Inc.(d)	185
4,670	Capital Senior Living Corp.(d)	19
22,205	Catalent, Inc.(d)	901
1,597	Cellular Biomedicine Group, Inc.(d)	28
7,392	Charles River Laboratories International, Inc.(d)	1,074
2,486	Chemed Corp.	796
17,321	Community Health Systems, Inc.(d)	65
15,180	Encompass Health Corp.	886
8,076	Ensign Group, Inc.	413
16,250	Five Star Senior Living, Inc.(d)	16
5,313	Genesis Healthcare, Inc.(d)	8
9,944	Invitae Corp.(d)	233
4,647	LHC Group, Inc.(d)	515
3,731	Magellan Health, Inc.(d)	246
14,693	MEDNAX, Inc.(d)	399
3,998	Medpace Holdings, Inc.(d)	236
5,343	Miragen Therapeutics, Inc.(d)	15
9,700	Molina Healthcare, Inc.(d)	1,377
6,631	Natera, Inc.(d)	137
1,472	National HealthCare Corp.	112
1,066	Neuronetics, Inc.(d)	16
1,483	Providence Service Corp.(d)	99
1,320	Psychemedics Corp.	18
4,330	Quorum Health Corp.(d)	6
14,948	R1 RCM, Inc.(d)	144
5,911	RadNet, Inc.(d)	73
16,098	Select Medical Holdings Corp.(d)	227
1,254	SI-BONE, Inc.(d)	24
3,215	Surgery Partners, Inc.(d)	36
9,327	Syneos Health, Inc.(d)	483
10,667	Teladoc Health, Inc.(d)	593
12,189	Tenet Healthcare Corp.(d)	351
7,954	Tivity Health, Inc.(d)	140
3,526	Triple-S Management Corp. “B”(d)	80
1,955	U.S. Physical Therapy, Inc.	205
643	Vapotherm, Inc.(d)	13

		11,331

19 | USAA Extended Market Index Fund

Number of Shares	Security	Market Value (000)
	Household Products/Wares (0.2%)
16,442	ACCO Brands Corp.	$141
1,690	Central Garden & Pet Co.(d)	43
6,949	Central Garden & Pet Co. “A”(d)	161
1,461	CSS Industries, Inc.	9
4,046	Helen of Troy Ltd.(d)	469
5,075	Quanex Building Products Corp.	81
7,135	Spectrum Brands Holdings, Inc.	391
2,068	WD-40 Co.	350

		1,645

	Pharmaceuticals (3.1%)
6,998	AcelRx Pharmaceuticals, Inc.(d),(e)	24
4,545	Achaogen, Inc.(d),(e)	2
3,985	Aclaris Therapeutics, Inc.(d)	24
8,447	Actinium Pharmaceuticals, Inc.(d)	4
4,307	Adamas Pharmaceuticals, Inc.(d)	31
4,970	Adamis Pharmaceuticals Corp.(d)	11
4,587	Aeglea BioTherapeutics, Inc.(d)	37
5,982	Aerie Pharmaceuticals, Inc.(d)	284
8,050	Agios Pharmaceuticals, Inc.(d)	543
5,551	Aimmune Therapeutics, Inc.(d)	124
2,216	Akcea Therapeutics, Inc.(d),(e)	63
13,674	Akebia Therapeutics, Inc.(d)	112
14,236	Akorn, Inc.(d)	50
66	Alector, Inc.(d)	1
7,469	Alimera Sciences, Inc.(d)	8
24,167	Alkermes plc(d)	882
48	Altimmune, Inc.(d)	—
10,889	Amneal Pharmaceuticals, Inc.(d)	154
5,565	Amphastar Pharmaceuticals, Inc.(d)	114
8,902	Ampio Pharmaceuticals, Inc.(d)	5
2,272	Anika Therapeutics, Inc.(d)	69
26,095	Antares Pharma, Inc.(d)	79
6,534	Apellis Pharmaceuticals, Inc.(d)	127
4,402	Aquinox Pharmaceuticals, Inc.(d)	12
33,612	Array BioPharma, Inc.(d)	819
9,157	Assertio Therapeutics, Inc.(d)	46
5,875	Athenex, Inc.(d)	72
16,987	Athersys, Inc.(d),(e)	26
9,560	Bellicum Pharmaceuticals, Inc.(d)	32
8,009	BioDelivery Sciences International, Inc.(d)	42
83	Bio-Path Holdings, Inc.(d)	2
20,256	BioScrip, Inc.(d)	41
943	BioSpecifics Technologies Corp.(d)	59
1,248	Cassava Sciences, Inc.(d)	2
1,426	Catalyst Biosciences, Inc.(d)	12
12,442	Catalyst Pharmaceuticals, Inc.(d)	63
6,599	Chiasma, Inc.(d)	34
6,230	Chimerix, Inc.(d)	13
8,681	Clovis Oncology, Inc.(d)	216
7,514	Coherus Biosciences, Inc.(d)	103
3,841	Collegium Pharmaceutical, Inc.(d)	58
4,930	Conatus Pharmaceuticals, Inc.(d)	5
2,663	Concert Pharmaceuticals, Inc.(d)	32
6,152	Corbus Pharmaceuticals Holdings, Inc.(d),(e)	43
17,686	Corcept Therapeutics, Inc.(d)	208
1,518	CorMedix, Inc.(d)	14
3,721	Corvus Pharmaceuticals, Inc.(d)	15
4,500	Cumberland Pharmaceuticals, Inc.(d)	26
8,453	Cytokinetics, Inc.(d)	68

Portfolio of Investments | 20

Number of Shares	Security	Market Value (000)
5,933	Dermira, Inc.(d)	$80
13,950	DexCom, Inc.(d)	1,661
8,127	Diplomat Pharmacy, Inc.(d)	47
1,914	Dova Pharmaceuticals, Inc.(d),(e)	17
19,556	Durect Corp.(d)	12
2,098	Eagle Pharmaceuticals, Inc.(d)	106
55,170	Elanco Animal Health, Inc.(d)	1,769
2,953	Eloxx Pharmaceuticals, Inc.(d)	35
2,510	Enanta Pharmaceuticals, Inc.(d)	240
30,244	Endo International plc(d)	243
1,535	Entasis Therapeutics Holdings, Inc.(d)	10
269	Evofem Biosciences, Inc.(d)	1
305	Fibrocell Science, Inc.(d)	1
5,440	Flexion Therapeutics, Inc.(d)	68
4,551	G1 Therapeutics, Inc.(d)	76
5,878	Galectin Therapeutics, Inc.(d)	30
8,204	Global Blood Therapeutics, Inc.(d)	434
151	Harpoon Therapeutics, Inc.(d)	1
299	Heat Biologics, Inc.(d)	—
5,727	Hemispherx Biopharma, Inc.(d)	1
16,193	Herbalife Nutrition Ltd.(d)	858
10,514	Heron Therapeutics, Inc.(d)	257
963	Heska Corp.(d)	82
1,354	Histogenics Corp.(d)	—
25,561	Horizon Pharma plc(d)	676
1,494	Immune Design Corp.(d)	9
3,557	Insys Therapeutics, Inc.(d),(e)	16
4,458	Intellia Therapeutics, Inc.(d)	76
8,486	Intra-Cellular Therapies, Inc.(d)	103
22,499	Ironwood Pharmaceuticals, Inc.(d)	304
9,315	Jazz Pharmaceuticals plc(d)	1,332
875	Jounce Therapeutics, Inc.(d)	5
21,253	Kadmon Holdings, Inc.(d)	56
7,313	Kala Pharmaceuticals, Inc.(d)	61
3,279	KalVista Pharmaceuticals, Inc.(d)	94
2,306	Kodiak Sciences, Inc.(d)	15
6,101	Kura Oncology, Inc.(d)	101
3,299	La Jolla Pharmaceutical Co.(d)	21
4,569	Lannett Co., Inc.(d),(e)	36
3,491	Lifevantage Corp.(d)	50
5,425	Lipocine, Inc.(d)	13
1,287	Madrigal Pharmaceuticals, Inc.(d)	161
12,778	Mallinckrodt plc(d)	278
644	Mannatech, Inc.	11
17,465	MannKind Corp.(d)	34
4,047	Marinus Pharmaceuticals, Inc.(d)	17
4,864	MediciNova, Inc.(d)	40
1,950	Melinta Therapeutics, Inc.(d),(e)	7
7,034	Minerva Neurosciences, Inc.(d)	55
5,272	Mirati Therapeutics, Inc.(d)	386
15,264	Momenta Pharmaceuticals, Inc.(d)	222
4,938	MyoKardia, Inc.(d)	257
2,089	Natural Grocers by Vitamin Cottage, Inc.(d)	25
1,354	Natural Health Trends Corp.	18
26,298	Navidea Biopharmaceuticals, Inc.(d)	4
8,099	Neogen Corp.(d)	465
2,984	Neos Therapeutics, Inc.(d)	8
13,929	Neurocrine Biosciences, Inc.(d)	1,227
3,033	Ocular Therapeutix, Inc.(d)	12
1,000	Odonate Therapeutics, Inc.(d)	22
464	Ohr Pharmaceutical, Inc.(d)	1
4,442	Ophthotech Corp.(d)	6
1,169	Optinose, Inc.(d)	12
4,071	Osiris Therapeutics, Inc.(d)	77
9,148	Owens & Minor, Inc.	38
6,722	Pacira Pharmaceuticals, Inc.(d)	256

21 | USAA Extended Market Index Fund

Number of Shares	Security	Market Value (000)
3,569	Paratek Pharmaceuticals, Inc.(d),(e)	$19
2,839	Phibro Animal Health Corp. “A”	94
10,050	Portola Pharmaceuticals, Inc.(d)	349
8,881	PRA Health Sciences, Inc.(d)	980
8,583	Premier, Inc. “A”(d)	296
7,958	Prestige Consumer Healthcare, Inc.(d)	238
1,302	Principia Biopharma, Inc.(d)	44
10,933	Progenics Pharmaceuticals, Inc.(d)	51
1,296	Protagonist Therapeutics, Inc.(d)	16
1,374	Proteon Therapeutics, Inc.(d)	1
3,485	Proteostasis Therapeutics, Inc.(d)	4
4,317	Ra Pharmaceuticals, Inc.(d)	97
2,381	Reata Pharmaceuticals, Inc. “A”(d)	204
2,418	Recro Pharma, Inc.(d)	14
2,771	Regulus Therapeutics, Inc.(d)	3
59	Reliv International, Inc.(d)	—
4,980	Revance Therapeutics, Inc.(d)	79
3,434	Rhythm Pharmaceuticals, Inc.(d)	94
10,428	Sarepta Therapeutics, Inc.(d)	1,243
14,773	Senseonics Holdings, Inc.(d),(e)	36
3,552	Seres Therapeutics, Inc.(d)	24
5,985	SIGA Technologies, Inc.(d)	36
1,951	Spring Bank Pharmaceuticals, Inc.(d)	21
8,403	Supernus Pharmaceuticals, Inc.(d)	294
882	Sutro Biopharma, Inc.(d)	10
3,718	Syros Pharmaceuticals, Inc.(d)	34
6,994	Teligent, Inc.(d),(e)	8
9,610	Tetraphase Pharmaceuticals, Inc.(d)	13
10,091	TG Therapeutics, Inc.(d),(e)	81
30,858	TherapeuticsMD, Inc.(d),(e)	150
612	Titan Pharmaceuticals, Inc.(d)	1
15	Tonix Pharmaceuticals Holding Corp.(d)	—
1,428	Tracon Pharmaceuticals, Inc.(d)	2
7,025	Trevena, Inc.(d)	11
2,048	Tricida, Inc.(d)	79
2,297	USANA Health Sciences, Inc.(d)	193
9,363	Vanda Pharmaceuticals, Inc.(d)	172
739	Verrica Pharmaceuticals, Inc.(d)	8
3,761	Vital Therapies, Inc.(d)	1
1,750	VIVUS, Inc.(d)	7
3,638	Voyager Therapeutics, Inc.(d)	70
7,331	Xencor, Inc.(d)	228
1,936	Xeris Pharmaceuticals, Inc.(d)	19
2,989	Zafgen, Inc.(d)	8
6,014	Zogenix, Inc.(d)	331
1,503	Zynerba Pharmaceuticals, Inc.(d)	8

		23,118

	Retail (0.0%)
10,498	Designer Brands,Inc.	233

	Total Consumer, Non-cyclical	146,061

	Energy (3.7%)
	Coal (0.1%)
2,935	Advanced Emissions Solutions, Inc.	34
2,741	Arch Coal, Inc. “A”	250
4,032	CONSOL Energy, Inc.(d)	138
455	Contura Energy, Inc.(d)	26
1,809	Hallador Energy Co.	10
799	NACCO Industries, Inc. “A”	31
11,154	Peabody Energy Corp.	316
9,743	SunCoke Energy, Inc.(d)	83
6,981	Warrior Met Coal, Inc.	212

		1,100

Portfolio of Investments | 22

Number of Shares	Security	Market Value (000)
	Energy-Alternate Sources (0.3%)
3,787	Aemetis, Inc.(d)	$3
4,745	Amyris, Inc.(d),(e)	10
15,034	Clean Energy Fuels Corp.(d)	47
8,240	Enphase Energy, Inc.(d)	76
11,589	First Solar, Inc.(d)	612
6,237	FuelCell Energy, Inc.(d)	2
3,639	FutureFuel Corp.	49
5,207	Green Plains, Inc.	87
57	Ocean Power Technologies, Inc.(d)	—
6,461	Pacific Ethanol, Inc.(d)	6
13,384	Pattern Energy Group, Inc. “A”	294
38,979	Plug Power, Inc.(d),(e)	94
5,292	Renewable Energy Group, Inc.(d)	116
921	REX American Resources Corp.(d)	74
6,962	SolarEdge Technologies, Inc.(d)	262
12,780	Sunrun, Inc.(d)	180
4,851	Sunworks, Inc.(d)	2
1	Taronis Technologies, Inc.(d)	—
11,381	TerraForm Power, Inc. “A”	156
3,092	TPI Composites, Inc.(d)	89
7,224	Vivint Solar, Inc.(d),(e)	36

		2,195

	Oil & Gas (2.0%)
26,599	Abraxas Petroleum Corp.(d)	33
460	Adams Resources & Energy, Inc.	18
14,400	Alta Mesa Resources, Inc. “A”(d),(e)	4
35,800	Antero Resources Corp.(d)	316
5,719	Approach Resources, Inc.(d)	2
4,904	Barnwell Industries, Inc.(d)	7
2,487	Berry Petroleum Corp.	29
2,943	Bonanza Creek Energy, Inc.(d)	67
6,858	California Resources Corp.(d)	176
36,839	Callon Petroleum Co.(d)	278
13,124	Carrizo Oil & Gas, Inc.(d)	164
28,543	Centennial Resource Development, Inc. “A”(d)	251
4,274	Chaparral Energy, Inc. “A”(d),(e)	24
164,547	Chesapeake Energy Corp.(d),(e)	510
31,992	CNX Resources Corp.(d)	344
2,950	Comstock Resources, Inc.(d)	20
4,568	Contango Oil & Gas Co.(d)	14
13,216	Continental Resources, Inc.(d)	592
4,506	CVR Energy, Inc.	186
11,601	Delek U.S. Holdings, Inc.	422
68,813	Denbury Resources, Inc.(d)	141
9,726	Diamond Offshore Drilling, Inc.(d),(e)	102
5,174	Earthstone Energy, Inc. “A”(d)	37
66,458	Ensco plc “A”	261
8,656	EP Energy Corp. “A”(d)	2
39,309	EQT Corp.	815
4,825	Evolution Petroleum Corp.	33
17,844	Extraction Oil & Gas, Inc.(d)	75
3,242	Falcon Minerals Corp.(d)	29
25,889	Gulfport Energy Corp.(d)	208
22,003	Halcon Resources Corp.(d),(e)	30
537	Harvest Natural Resources, Inc.(a),(b),(c),(d)	—
16,900	HighPoint Resources Corp.(d)	37
5,104	Houston American Energy Corp.(d)	1
299	Isramco, Inc.(d)	34
8,756	Jagged Peak Energy, Inc.(d)	92
40,497	Kosmos Energy Ltd.	252
21,343	Laredo Petroleum, Inc.(d)	66
9,585	Lilis Energy, Inc.(d)	11
5,226	Lonestar Resources U.S., Inc. “A”(d)	21

23 | USAA Extended Market Index Fund

Number of Shares	Security	Market Value (000)
14,735	Magnolia Oil & Gas Corp.(d)	$177
1,425	Mammoth Energy Services, Inc.	24
15,618	Matador Resources Co.(d)	302
3,505	Midstates Petroleum Co., Inc.(d)	34
914	Montage Resources Corp.(d),(e)	14
25,471	Murphy Oil Corp.	746
4,595	Murphy USA, Inc.(d)	393
52,329	Nabors Industries Ltd.	180
36,851	Noble Corp. plc(d)	106
26,973	Northern Oil and Gas, Inc.(d)	74
40,499	Oasis Petroleum, Inc.(d)	245
3,182	Panhandle Oil and Gas, Inc. “A”	50
4,280	Par Pacific Holdings, Inc.(d)	76
40,727	Parsley Energy, Inc. “A”(d)	786
33,751	Patterson-UTI Energy, Inc.	473
18,364	PBF Energy, Inc. “A”	572
10,482	PDC Energy, Inc.(d)	426
2,039	Penn Virginia Corp.(d)	90
36,814	QEP Resources, Inc.(d)	287
31,918	Range Resources Corp.	359
8,085	Ring Energy, Inc.(d)	47
3,394	Roan Resources, Inc.(d)	21
18,906	Rowan Companies plc “A”(d)	204
5,487	SandRidge Energy, Inc.(d)	44
1,592	SilverBow Resources, Inc.(d)	37
15,834	SM Energy Co.	277
87,220	Southwestern Energy Co.(d)	409
36,861	SRC Energy, Inc.(d)	189
2,765	Talos Energy, Inc.(d)	73
16,575	Tellurian, Inc.(d),(e)	186
15,877	Torchlight Energy Resources, Inc.(d),(e)	26
74,641	Transocean Ltd.(d)	650
4,189	Trecora Resources(d)	38
30,594	Ultra Petroleum Corp.(d),(e)	19
8,312	Unit Corp.(d)	118
10,701	VAALCO Energy, Inc.(d)	24
16,320	W&T Offshore, Inc.(d)	113
13,888	Whiting Petroleum Corp.(d)	363
60,467	WPX Energy, Inc.(d)	793
9,032	Zion Oil & Gas, Inc.(d),(e)	7

		14,756

	Oil & Gas Services (0.7%)
11,713	Apergy Corp.(d)	481
21,300	Archrock, Inc.	208
3,146	Basic Energy Services, Inc.(d)	12
5,197	Bristow Group, Inc.(d),(e)	6
10,271	C&J Energy Services, Inc.(d)	159
2,969	CARBO Ceramics, Inc.(d),(e)	10
6,788	Core Laboratories N.V.	468
5,573	Dawson Geophysical Co.(d)	16
1,874	DMC Global, Inc.	93
6,059	Dril-Quip, Inc.(d)	278
2,473	Era Group, Inc.(d)	29
5,172	Exterran Corp.(d)	87
8,081	Flotek Industries, Inc.(d)	26
11,673	Forum Energy Technologies, Inc.(d)	60
9,047	Frank’s International N.V.(d)	56
5,613	FTS International, Inc.(d)	56
2,032	Geospace Technologies Corp.(d)	26
2,513	Gulf Island Fabrication, Inc.(d)	23
22,690	Helix Energy Solutions Group, Inc.(d)	180
6,135	Independence Contract Drilling, Inc.(d)	17
1,418	ION Geophysical Corp.(d)	20
7,874	Keane Group, Inc.(d)	86

Portfolio of Investments | 24

Number of Shares	Security	Market Value (000)
2,315	Key Energy Services, Inc.(d)	$9
3,157	KLX Energy Services Holdings, Inc.(d)	79
5,119	Liberty Oilfield Services, Inc. “A”(e)	79
4,118	Matrix Service Co.(d)	81
28,929	McDermott International, Inc.(d)	215
4,047	Mitcham Industries, Inc.(d)	16
14,516	MRC Global, Inc.(d)	254
2,187	Natural Gas Services Group, Inc.(d)	38
2,191	NCS Multistage Holdings, Inc.(d)	11
13,319	Newpark Resources, Inc.(d)	122
2,240	Nine Energy Service, Inc.(d)	51
16,086	NOW, Inc.(d)	225
14,799	Oceaneering International, Inc.(d)	233
9,156	Oil States International, Inc.(d)	155
13,617	Pioneer Energy Services Corp.(d)	24
12,484	ProPetro Holding Corp.(d)	281
9,161	RPC, Inc.	105
7,949	Select Energy Services, Inc. “A”(d)	96
2,218	Smart Sand, Inc.(d)	10
2,914	Solaris Oilfield Infrastructure, Inc. “A”	48
22,991	Superior Energy Services, Inc.(d)	107
23,714	TETRA Technologies, Inc.(d)	56
5,345	Thermon Group Holdings, Inc.(d)	131
12,423	U.S. Silica Holdings, Inc.(e)	216
9,414	U.S. Well Services, Inc.(d)	75
158,970	Weatherford International plc(d)	111

		5,225

	Pipelines (0.6%)
34,137	Cheniere Energy, Inc.(d)	2,334
31,612	Equitrans Midstream Corp.(d)	688
10,186	SemGroup Corp. “A”	150
34,606	Targa Resources Corp.	1,438

		4,610

	Total Energy	27,886

	Financial (24.3%)
	Banks (5.9%)
2,766	1st Source Corp.	124
841	ACNB Corp.	31
2,075	Allegiance Bancshares, Inc.(d)	70
2,285	Amalgamated Bank “A”	36
1,447	American National Bankshares, Inc.	51
6,026	Ameris Bancorp	207
2,125	Ames National Corp.	58
1,807	Arrow Financial Corp.	59
26,263	Associated Banc-Corp	561
4,653	Atlantic Capital Bancshares, Inc.(d)	83
2,708	BancFirst Corp.	141
2,345	Bancorp of New Jersey, Inc.(d)	31
9,211	Bancorp, Inc.(d)	74
14,078	BancorpSouth Bank	397
2,129	Bank of Commerce Holdings	22
6,623	Bank of Hawaii Corp.	522
1,852	Bank of Marin Bancorp	75
794	Bank of Princeton	25
18,890	Bank OZK	547
520	Bank7 Corp.(d)	9
15,334	BankUnited, Inc.	512
866	Bankwell Financial Group, Inc.	25
4,783	Banner Corp.	259
2,588	Bar Harbor Bankshares	67
3,436	BCB Bancorp, Inc.	46
4,488	Blue Hills Bancorp, Inc.	107

25 | USAA Extended Market Index Fund

Number of Shares	Security	Market Value (000)
4,857	BOK Financial Corp.	$396
3,096	Bridge Bancorp, Inc.	91
2,983	Bryn Mawr Bank Corp.	108
1,702	Business First Bancshares, Inc.	42
2,432	Byline Bancorp, Inc.(d)	45
452	C&F Financial Corp.	23
20,121	Cadence BanCorp	373
506	Cambridge Bancorp	42
2,080	Camden National Corp.	87
356	Capital Bancorp, Inc.(d)	4
2,343	Capital City Bank Group, Inc.	51
1,129	Capstar Financial Holdings, Inc.	16
2,748	Carolina Financial Corp.	95
12,024	Cathay General Bancorp	408
2,427	CBTX, Inc.	79
11,439	CenterState Bank Corp.	272
4,919	Central Pacific Financial Corp.	142
1,418	Central Valley Community Bancorp	28
547	Century Bancorp, Inc. “A”	40
10,846	Chemical Financial Corp.	446
529	Chemung Financial Corp.	25
15,619	CIT Group, Inc.	749
2,833	Citizens & Northern Corp.	71
2,469	City Holding Co.	188
1,968	Civista Bancshares, Inc.	43
2,894	CNB Financial Corp.	73
1,298	Codorus Valley Bancorp, Inc.	28
463	Colony Bankcorp, Inc.	8
11,464	Columbia Banking System, Inc.	375
15,280	Commerce Bancshares, Inc.	887
7,777	Community Bank System, Inc.	465
629	Community Financial Corp.	18
2,821	Community Trust Bancorp, Inc.	116
4,852	ConnectOne Bancorp, Inc.	96
771	County Bancorp, Inc.	14
9,735	Cullen/Frost Bankers, Inc.	945
4,665	Customers Bancorp, Inc.(d)	85
15,723	CVB Financial Corp.	331
4,741	Eagle Bancorp, Inc.(d)	238
22,470	East West Bancorp, Inc.	1,078
1,672	Enterprise Bancorp, Inc.	48
3,316	Enterprise Financial Services Corp.	135
1,761	Equity Bancshares, Inc. “A”(d)	51
666	Evans Bancorp, Inc.	24
1,226	Farmers & Merchants Bancorp, Inc.	37
3,624	Farmers National Banc Corp.	50
2,142	FB Financial Corp.	68
441	Fidelity D&D Bancorp, Inc.	26
3,947	Fidelity Southern Corp.	108
2,741	Financial Institutions, Inc.	74
4,500	First Bancorp	156
34,222	First BanCorp	392
2,552	First Bancorp, Inc.	64
2,436	First Bancshares, Inc.	75
1,775	First Bank	20
6,358	First Busey Corp.	155
1,147	First Business Financial Services, Inc.	23
1,983	First Choice Bancorp	43
1,351	First Citizens BancShares, Inc. “A”	550
16,472	First Commonwealth Financial Corp.	208
3,087	First Community Bankshares, Inc.	102
1,590	First Community Corp.	30
15,366	First Financial Bancorp	370
10,240	First Financial Bankshares, Inc.	592
2,125	First Financial Corp.	89
5,061	First Foundation, Inc.	69

Portfolio of Investments | 26

Number of Shares	Security	Market Value (000)
484	First Guaranty Bancshares, Inc.	$10
13,884	First Hawaiian, Inc.	362
50,252	First Horizon National Corp.	703
1,101	First Internet Bancorp	21
4,331	First Interstate BancSystem, Inc. “A”	172
7,376	First Merchants Corp.	272
1,269	First Mid-Illinois Bancshares, Inc.	42
15,829	First Midwest Bancorp, Inc.	324
1,641	First Northwest Bancorp	26
4,315	First of Long Island Corp.	95
1,412	First United Corp.	24
5,034	Flagstar Bancorp, Inc.	166
49,170	FNB Corp.	521
2,306	Franklin Financial Network, Inc.	67
26,985	Fulton Financial Corp.	418
294	FVCBankcorp, Inc.(d)	5
3,628	German American Bancorp, Inc.	107
12,854	Glacier Bancorp, Inc.	515
2,007	Great Southern Bancorp, Inc.	104
9,153	Great Western Bancorp, Inc.	289
1,322	Guaranty Bancshares, Inc.	39
13,077	Hancock Whitney Corp.	528
5,135	Hanmi Financial Corp.	109
6,258	HarborOne Bancorp, Inc.(d)	108
4,509	Heartland Financial USA, Inc.	192
5,501	Heritage Commerce Corp.	67
4,642	Heritage Financial Corp.	140
12,181	Hilltop Holdings, Inc.	222
25,070	Home BancShares, Inc.	440
4,892	HomeStreet, Inc.(d)	129
19,879	Hope Bancorp, Inc.	260
5,895	Horizon Bancorp, Inc.	95
2,886	Howard Bancorp, Inc.(d)	43
8,635	IBERIABANK Corp.	619
4,331	Independent Bank Corp.	351
4,221	Independent Bank Corp.	91
5,337	Independent Bank Group, Inc.	274
8,860	International Bancshares Corp.	337
1,219	Investar Holding Corp.	28
16,033	Kearny Financial Corp.	206
6,993	Lakeland Bancorp, Inc.	104
4,198	Lakeland Financial Corp.	190
1,228	LCNB Corp.	21
6,540	LegacyTexas Financial Group, Inc.	245
1,229	Limestone Bancorp, Inc.(d)	18
4,074	Live Oak Bancshares, Inc.	60
1,900	Luther Burbank Corp.	19
6,531	Macatawa Bank Corp.	65
2,452	Mackinac Financial Corp.	39
3,026	MBT Financial Corp.	30
3,191	Mercantile Bank Corp.	104
2,367	Merchants Bancorp	51
507	Metropolitan Bank Holding Corp.(d)	18
1,274	Mid Penn Bancorp, Inc.	31
463	Middlefield Banc Corp.	19
2,571	Midland States Bancorp, Inc.	62
2,061	MidSouth Bancorp, Inc.	23
1,932	MidWestOne Financial Group, Inc.	53
2,050	MVB Financial Corp.	31
4,215	National Bank Holdings Corp. “A”	140
1,700	National Bankshares, Inc.	73
2,897	National Commerce Corp.(d)	114
6,847	NBT Bancorp, Inc.	247
1,114	Nicolet Bankshares, Inc.(d)	66
1,140	Northeast Bancorp	24
1,757	Northrim BanCorp, Inc.	60

27 | USAA Extended Market Index Fund

Number of Shares	Security	Market Value (000)
1,137	Norwood Financial Corp.	$35
501	Oak Valley Bancorp	9
7,031	OFG Bancorp	139
1,099	Ohio Valley Banc Corp.	40
2,329	Old Line Bancshares, Inc.	58
22,847	Old National Bancorp	375
4,887	Old Second Bancorp, Inc.	62
3,144	Opus Bank	62
61	Origin Bancorp, Inc.	2
2,093	Orrstown Financial Services, Inc.	39
18,773	PacWest Bancorp	706
2,061	Park National Corp.	195
1,216	Parke Bancorp, Inc.	25
3,534	PCSB Financial Corp.	69
2,519	Peapack Gladstone Financial Corp.	66
1,023	Penns Woods Bancorp, Inc.	42
1,646	Peoples Bancorp of North Carolina, Inc.	44
3,210	Peoples Bancorp, Inc.	99
947	Peoples Financial Services Corp.	43
2,781	People’s Utah Bancorp	73
11,585	Pinnacle Financial Partners, Inc.	634
2,411	Ponce de Leon Federal Bank(d)	34
15,935	Popular, Inc.	831
2,333	Preferred Bank	105
1,118	Premier Financial Bancorp, Inc.	18
10,183	Prosperity Bancshares, Inc.	703
1,344	Provident Bancorp, Inc.(d)	30
2,381	QCR Holdings, Inc.	81
1,574	RBB Bancorp	30
1,600	Reliant Bancorp, Inc.	36
7,816	Renasant Corp.	265
1,667	Republic Bancorp, Inc. “A”	75
9,649	Republic First Bancorp, Inc.(d)	51
5,620	S&T Bancorp, Inc.	222
5,313	Sandy Spring Bancorp, Inc.	166
807	SB One Bancorp	18
7,343	Seacoast Banking Corp. of Florida(d)	193
4,017	Select Bancorp, Inc.(d)	46
7,126	ServisFirst Bancshares, Inc.	241
2,306	Shore Bancshares, Inc.	34
2,508	Sierra Bancorp	61
8,414	Signature Bank	1,078
13,788	Simmons First National Corp. “A”	338
1,070	SmartFinancial, Inc.(d)	20
5,792	South State Corp.	396
932	Southern First Bancshares, Inc.(d)	32
3,026	Southern National Bancorp of Virginia, Inc.	44
5,304	Southside Bancshares, Inc.	176
2,722	Spirit of Texas Bancshares, Inc.(d)	58
2,100	Sterling Bancorp, Inc.	21
3,828	Stock Yards Bancorp, Inc.	129
2,289	Summit Financial Group, Inc.	61
24,606	Synovus Financial Corp.	845
25,707	TCF Financial Corp.	532
7,746	Texas Capital Bancshares, Inc.(d)	423
2,027	Tompkins Financial Corp.	154
9,809	Towne Bank	243
4,037	TriCo Bancshares	159
3,072	TriState Capital Holdings, Inc.(d)	63
4,276	Triumph Bancorp, Inc.(d)	126
14,741	TrustCo Bank Corp.	114
10,227	Trustmark Corp.	344
1,279	Two River Bancorp	20
6,940	UMB Financial Corp.	444
34,570	Umpqua Holdings Corp.	570
11,052	Union Bankshares Corp.	357

Portfolio of Investments | 28

Number of Shares	Security	Market Value (000)
503	Union Bankshares, Inc.	$23
1,255	United Bancorp, Inc.	14
16,539	United Bankshares, Inc.	599
13,007	United Community Banks, Inc.	324
4,213	United Security Bancshares	45
1,064	Unity Bancorp, Inc.	20
4,547	Univest Financial Corp	111
53,165	Valley National Bancorp	509
7,193	Veritex Holdings, Inc.	174
4,301	Walker & Dunlop, Inc.	219
2,472	Washington Trust Bancorp, Inc.	119
14,117	Webster Financial Corp.	715
8,387	WesBanco, Inc.	333
3,190	West Bancorporation, Inc.	66
4,025	Westamerica Bancorporation	249
15,095	Western Alliance Bancorp(d)	619
4,939	Western New England Bancorp, Inc.	46
8,746	Wintrust Financial Corp.	589

		44,325

	Diversified Financial Services (2.8%)
15,874	Air Lease Corp.	545
8,419	Aircastle Ltd.	170
62,220	Ally Financial, Inc.(f)	1,710
1,818	Altisource Portfolio Solutions S.A.(d)	43
9,973	Ares Management Corp. “A”	231
8,027	Artisan Partners Asset Management, Inc. “A”	202
394	Ashford, Inc.(d)	22
402	Associated Capital Group, Inc. “A”	16
1,501	Asta Funding, Inc.(d)	7
251	Atlanticus Holdings Corp.(d)	1
40,061	BGC Partners, Inc. “A”	213
7,750	Blucora, Inc.(d)	259
12,591	Boston Private Financial Holdings, Inc.	138
3,036	Cohen & Steers, Inc.	128
6,987	Columbia Financial, Inc.(d)	109
5,716	Consumer Portfolio Services, Inc.(d)	20
4,324	Cowen, Inc.(d)	63
1,948	Credit Acceptance Corp.(d)	880
1,905	Curo Group Holdings Corp.(d)	19
7,253	Deluxe Corp.	317
522	Diamond Hill Investment Group, Inc.	73
18,107	Eaton Vance Corp.	730
3,609	Elevate Credit, Inc.(d)	16
5,282	Ellie Mae, Inc.(d)	521
3,846	Encore Capital Group, Inc.(d)	105
4,701	Enova International, Inc.(d)	107
6,350	Evercore, Inc. “A”	578
1,321	Federal Agricultural Mortgage Corp. “C”	96
14,961	Federated Investors, Inc. “B”	439
2,420	Focus Financial Partners, Inc. “A”(d)	86
3,488	GAIN Capital Holdings, Inc.	22
1,570	GAMCO Investors, Inc. “A”	32
4,587	Great Elm Capital Group, Inc.(d)	19
4,276	Greenhill & Co., Inc.	92
2,610	Hamilton Lane, Inc. “A”	114
8,464	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	217
5,248	Houlihan Lokey, Inc.	241
1,830	Impac Mortgage Holdings, Inc.(d)	7
11,521	Interactive Brokers Group, Inc. “A”	598
2,537	INTL. FCStone, Inc.(d)	98
25,865	Janus Henderson Group plc	646
20,288	Ladenburg Thalmann Financial Services, Inc.	57
20,140	Lazard Ltd. “A”	728
13,239	Legg Mason, Inc.	362

29 | USAA Extended Market Index Fund

Number of Shares	Security	Market Value (000)
70,999	LendingClub Corp.(d)	$219
1,214	LendingTree, Inc.(d),(e)	427
13,493	LPL Financial Holdings, Inc.	940
1,640	Marlin Business Services Corp.	35
4,452	Meta Financial Group, Inc.	88
7,330	Moelis & Co. “A”	305
4,610	Mr Cooper Group, Inc.(d)	44
36,259	Navient Corp.	420
3,474	Nelnet, Inc. “A”	191
16,212	Ocwen Financial Corp.(d)	29
6,601	On Deck Capital, Inc.(d)	36
11,075	OneMain Holdings, Inc.	352
1,705	Oppenheimer Holdings, Inc. “A”	44
10,548	PennyMac Financial Services, Inc.	235
2,366	Piper Jaffray Companies	172
2,864	PJT Partners, Inc. “A”	120
7,260	PRA Group, Inc.(d)	195
3,173	Pzena Investment Management, Inc. “A”	26
1,727	Regional Management Corp.(d)	42
17,383	Santander Consumer USA Holdings, Inc.	367
20,493	SEI Investments Co.	1,071
67,458	SLM Corp.	669
11,050	Stifel Financial Corp.	583
41,467	TD Ameritrade Holding Corp.	2,073
4,302	U.S. Global Investors, Inc. “A”	5
9,943	Virtu Financial, Inc. “A”	236
1,153	Virtus Investment Partners, Inc.	112
12,521	Waddell & Reed Financial, Inc. “A”	216
5,921	WageWorks, Inc.(d)	224
1,466	Westwood Holdings Group, Inc.	52
17,278	WisdomTree Investments, Inc.	122
1,064	World Acceptance Corp.(d)	125

		20,852

	Insurance (4.3%)
2,289	Alleghany Corp.(d)	1,402
6,380	Ambac Financial Group, Inc.(d)	116
13,679	American Equity Investment Life Holding Co.	370
10,959	American Financial Group, Inc.	1,054
1,402	American National Insurance Co.	169
3,104	AMERISAFE, Inc.	184
61,519	Arch Capital Group Ltd.(d)	1,988
5,252	Argo Group International Holdings Ltd.	371
16,653	Assured Guaranty Ltd.	740
19,658	Athene Holding Ltd. “A”(d)	802
2,927	Atlantic American Corp.	7
30,307	AXA Equitable Holdings, Inc.	610
12,768	Axis Capital Holdings Ltd.	699
35,892	Brown & Brown, Inc.	1,059
8,213	Citizens, Inc.(d),(e)	55
4,047	CNA Financial Corp.	175
25,239	CNO Financial Group, Inc.	408
3,693	Crawford & Co. “B”	34
2,337	Donegal Group, Inc. “A”	31
2,920	eHealth, Inc.(d)	182
1,652	EMC Insurance Group, Inc.	53
5,205	Employers Holdings, Inc.	209
2,408	Enstar Group Ltd.(d)	419
3,061	Erie Indemnity Co. “A”	546
15,699	Essent Group Ltd.(d)	682
1,787	FBL Financial Group, Inc. “A”	112
2,537	FedNat Holding Co.	41
28,600	FGL Holdings	225
42,373	Fidelity National Financial, Inc.	1,549
17,443	First American Financial Corp.	898

Portfolio of Investments | 30

Number of Shares	Security	Market Value (000)
81,462	Genworth Financial, Inc. “A”(d)	$312
1,701	Global Indemnity Ltd.	52
1,663	Goosehead Insurance, Inc. “A”(e)	46
5,039	Greenlight Capital Re Ltd. “A”(d)	55
6,516	Hanover Insurance Group, Inc.	744
1,768	HCI Group, Inc.	76
2,459	Health Insurance Innovations, Inc. “A”(d),(e)	66
4,282	Heritage Insurance Holdings, Inc.	62
6,108	Horace Mann Educators Corp.	215
1,003	Independence Holding Co.	35
214	Investors Title Co.	34
5,148	James River Group Holdings Ltd.	206
9,575	Kemper Corp.	729
1,272	Kingstone Companies, Inc.	19
2,771	Kinsale Capital Group, Inc.	190
11,098	Maiden Holdings Ltd.	8
2,171	Markel Corp.(d)	2,163
15,602	MBIA, Inc.(d)	149
4,216	Mercury General Corp.	211
55,562	MGIC Investment Corp.(d)	733
9,620	National General Holdings Corp.	228
376	National Western Life Group, Inc. “A”	99
3,594	Navigators Group, Inc.	251
1,366	NI Holdings, Inc.(d)	22
9,420	NMI Holdings, Inc. “A”(d)	244
44,100	Old Republic International Corp.	923
6,607	Primerica, Inc.	807
7,994	ProAssurance Corp.	277
2,261	Protective Insurance Corp. “B”	42
33,786	Radian Group, Inc.	701
9,746	Reinsurance Group of America, Inc.	1,384
6,505	RenaissanceRe Holdings Ltd.	933
6,231	RLI Corp.	447
2,336	Safety Insurance Group, Inc.	204
9,298	Selective Insurance Group, Inc.	588
2,450	State Auto Financial Corp.	81
3,587	Stewart Information Services Corp.	153
12,602	Third Point Reinsurance Ltd.(d)	131
2,551	Tiptree, Inc.	16
3,225	Trupanion, Inc.(d),(e)	106
3,306	United Fire Group, Inc.	144
3,080	United Insurance Holdings Corp.	49
4,997	Universal Insurance Holdings, Inc.	155
23,345	Voya Financial, Inc.	1,166
513	White Mountains Insurance Group Ltd.	475
14,761	WR Berkley Corp.	1,251

		32,172

	Investment Companies (0.0%)
3,079	B. Riley Financial, Inc.	51
1,486	Rafael Holdings, Inc. “B”(d)	19

		70

	Private Equity (0.3%)
20,399	Kennedy-Wilson Holdings, Inc.	437
81,834	KKR & Co., Inc. “A”	1,922
4,085	Safeguard Scientifics, Inc.(d)	44
1,800	Victory Capital Holdings, Inc. “A”(d)	27

		2,430

	Real Estate (0.5%)
10,584	Alexander & Baldwin, Inc.	269
1,631	American Realty Investors, Inc.(d)	20
1,011	Consolidated-Tomoka Land Co.	60
4,711	eXp World Holdings, Inc.(d)	51

31 | USAA Extended Market Index Fund

Number of Shares	Security	Market Value (000)
5,867	Farmland Partners, Inc.	$38
1,509	Forestar Group, Inc.(d)	26
1,209	FRP Holdings, Inc.(d)	58
1,073	Griffin Industrial Realty, Inc.	37
5,858	HFF, Inc. “A”	280
6,183	Howard Hughes Corp.(d)	680
7,034	Jones Lang LaSalle, Inc.	1,084
3,803	Marcus & Millichap, Inc.(d)	155
2,281	Maui Land & Pineapple Co., Inc.(d)	26
3,639	McGrath RentCorp	206
23,316	Newmark Group, Inc. “A”	194
2,929	RE/MAX Holdings, Inc. “A”	113
19,073	Realogy Holdings Corp.(e)	217
10,403	Redfin Corp.(d),(e)	211
1,340	RMR Group, Inc. “A”	82
1,418	Safehold, Inc.	31
511	Stratus Properties, Inc.(d)	13
1,093	Trinity Place Holdings, Inc.(d)	4
622	Twin River Worldwide Holdings, Inc.	19
7,047	Whitestone REIT	85

		3,959

	REITS (9.6%)
12,259	Acadia Realty Trust	334
4,544	AG Mortgage Investment Trust, Inc.	77
82,692	AGNC Investment Corp.	1,488
5,661	Agree Realty Corp.	393
553	Alexander’s, Inc.	208
5,835	American Assets Trust, Inc.	268
21,380	American Campus Communities, Inc.	1,017
6,924	American Finance Trust, Inc.	75
39,402	American Homes 4 Rent “A”	895
22,245	Americold Realty Trust	679
215,962	Annaly Capital Management, Inc.	2,157
16,369	Anworth Mortgage Asset Corp.	66
17,452	Apollo Commercial Real Estate Finance, Inc.	318
32,853	Apple Hospitality REIT, Inc.	535
9,679	Arbor Realty Trust, Inc.	126
4,921	Ares Commercial Real Estate Corp.	75
4,113	Arlington Asset Investment Corp. “A”(e)	33
7,680	Armada Hoffler Properties, Inc.	120
8,901	ARMOUR Residential REIT, Inc.	174
13,385	Ashford Hospitality Trust, Inc.	64
18,813	Blackstone Mortgage Trust, Inc. “A”	650
4,733	Bluerock Residential Growth REIT, Inc.	51
5,078	Braemar Hotels & Resorts, Inc.	62
27,407	Brandywine Realty Trust	435
47,285	Brixmor Property Group, Inc.	869
3,601	BRT Apartments Corp.	50
14,891	Camden Property Trust	1,511
13,401	Capstead Mortgage Corp.	115
13,641	CareTrust REIT, Inc.	320
7,387	CatchMark Timber Trust, Inc. “A”	73
25,400	CBL & Associates Properties, Inc.(e)	39
12,109	Cedar Realty Trust, Inc.	41
6,442	Chatham Lodging Trust	124
1,626	Cherry Hill Mortgage Investment Corp.	28
8,980	Chesapeake Lodging Trust	250
28,744	Chimera Investment Corp.	539
391	CIM Commercial Trust Corp.	7
5,013	City Office REIT, Inc.	57
3,981	Clipper Realty, Inc.	53
75,156	Colony Capital, Inc.	400
14,156	Colony Credit Real Estate, Inc.	222
18,064	Columbia Property Trust, Inc.	407

Portfolio of Investments | 32

Number of Shares	Security	Market Value (000)
2,796	Community Healthcare Trust, Inc.	$100
151	Condor Hospitality Trust, Inc.	1
17,915	CoreCivic, Inc.	348
2,295	CorEnergy Infrastructure Trust, Inc.(e)	84
6,237	CorePoint Lodging, Inc.	70
5,628	CoreSite Realty Corp.	602
17,640	Corporate Office Properties Trust	482
65,203	Cousins Properties, Inc.	630
27,793	CubeSmart	890
16,415	CyrusOne, Inc.	861
31,613	DiamondRock Hospitality Co.	342
24,612	Douglas Emmett, Inc.	995
9,436	Dynex Capital, Inc.	57
9,266	Easterly Government Properties, Inc.	167
5,483	EastGroup Properties, Inc.	612
21,744	Empire State Realty Trust, Inc. “A”	344
11,544	EPR Properties	888
18,620	Equity Commonwealth	609
13,647	Equity LifeStyle Properties, Inc.	1,560
4,638	Essential Properties Realty Trust, Inc.	91
5,570	Exantas Capital Corp.	59
19,315	First Industrial Realty Trust, Inc.	683
10,273	Four Corners Property Trust, Inc.	304
15,738	Franklin Street Properties Corp.	113
9,073	Front Yard Residential Corp.	84
31,105	Gaming and Leisure Properties, Inc.	1,200
18,701	GEO Group, Inc.	359
5,811	Getty Realty Corp.	186
5,033	Gladstone Commercial Corp.	105
1,785	Gladstone Land Corp.	23
2,946	Global Medical REIT, Inc.	29
11,174	Global Net Lease, Inc.	211
6,535	Granite Point Mortgage Trust, Inc.	121
2,174	Great Ajax Corp.	30
19,124	Healthcare Realty Trust, Inc.	614
31,565	Healthcare Trust of America, Inc. “A”	902
6,587	Hersha Hospitality Trust	113
15,935	Highwoods Properties, Inc.	745
25,197	Hospitality Properties Trust	663
23,986	Hudson Pacific Properties, Inc.	826
13,622	Independence Realty Trust, Inc.	147
10,166	Industrial Logistics Properties Trust	205
6,218	InfraREIT, Inc.(d)	130
1,468	Innovative Industrial Properties, Inc.(e)	120
19,574	Invesco Mortgage Capital, Inc.	309
1,980	Investors Real Estate Trust	119
50,665	Invitation Homes, Inc.	1,233
11,959	iStar, Inc.	101
17,269	JBG SMITH Properties	714
3,667	Jernigan Capital, Inc.	77
15,568	Kilroy Realty Corp.	1,183
12,411	Kite Realty Group Trust	198
2,907	KKR Real Estate Finance Trust, Inc.	58
11,983	Ladder Capital Corp.	204
12,881	Lamar Advertising Co. “A”	1,021
31,494	Lexington Realty Trust	285
22,648	Liberty Property Trust	1,097
7,129	Life Storage, Inc.	693
6,172	LTC Properties, Inc.	283
13,234	Mack-Cali Realty Corp.	294
4,425	MedEquities Realty Trust, Inc.	49
58,688	Medical Properties Trust, Inc.	1,086
72,142	MFA Financial, Inc.	524
15,212	Monmouth Real Estate Investment Corp.	200
6,782	National Health Investors, Inc.	533
24,915	National Retail Properties, Inc.	1,380

33 | USAA Extended Market Index Fund

Number of Shares	Security	Market Value (000)
8,526	National Storage Affiliates Trust	$243
63,073	New Residential Investment Corp.	1,067
14,071	New Senior Investment Group, Inc.	77
26,476	New York Mortgage Trust, Inc.	161
3,248	NexPoint Residential Trust, Inc.	125
5,966	NorthStar Realty Europe Corp.	104
30,915	Omega Healthcare Investors, Inc.	1,179
2,978	One Liberty Properties, Inc.	86
7,148	Orchid Island Capital, Inc.	47
22,277	Outfront Media, Inc.	521
33,090	Paramount Group, Inc.	470
31,428	Park Hotels & Resorts, Inc.	977
20,541	Pebblebrook Hotel Trust	638
10,348	Pennsylvania Real Estate Investment Trust(e)	65
10,450	PennyMac Mortgage Investment Trust	216
27,835	Physicians Realty Trust	524
19,792	Piedmont Office Realty Trust, Inc. “A”	413
10,058	PotlatchDeltic Corp.	380
6,566	Preferred Apartment Communities, Inc. “A”	97
3,004	PS Business Parks, Inc.	471
8,452	QTS Realty Trust, Inc. “A”	380
19,841	Rayonier, Inc.	625
4,422	Ready Capital Corp.	65
14,789	Redwood Trust, Inc.	239
610	Regional Health Properties, Inc.(d)	1
18,131	Retail Opportunity Investments Corp.	314
32,927	Retail Properties of America, Inc. “A”	401
2,499	Retail Value, Inc.	78
14,025	Rexford Industrial Realty, Inc.	502
27,386	RLJ Lodging Trust	481
12,330	RPT Realty	148
7,868	Ryman Hospitality Properties, Inc.	647
27,219	Sabra Health Care REIT, Inc.	530
1,841	Saul Centers, Inc.	95
36,130	Senior Housing Properties Trust	426
4,194	Seritage Growth Properties REIT “A”(e)	186
22,410	SITE Centers Corp.	305
6,802	Spirit MTA REIT	44
13,605	Spirit Realty Capital, Inc.	541
17,308	STAG Industrial, Inc.	513
41,657	Starwood Property Trust, Inc.	931
30,363	STORE Capital Corp.	1,017
16,267	Summit Hotel Properties, Inc.	186
13,212	Sun Communities, Inc.	1,566
34,433	Sunstone Hotel Investors, Inc.	496
15,295	Tanger Factory Outlet Centers, Inc.	321
9,740	Taubman Centers, Inc.	515
9,534	Terreno Realty Corp.	401
9,154	Tier REIT, Inc.	262
5,678	TPG RE Finance Trust, Inc.	111
37,702	Two Harbors Investment Corp.	510
5,693	UMH Properties, Inc.	80
26,939	Uniti Group, Inc.(e)	301
2,237	Universal Health Realty Income Trust	169
16,094	Urban Edge Properties	306
4,981	Urstadt Biddle Properties, Inc. “A”	103
148,152	VEREIT, Inc.	1,240
57,064	VICI Properties, Inc.	1,249
30,002	Washington Prime Group, Inc.	169
11,952	Washington Real Estate Investment Trust	339
18,323	Weingarten Realty Investors	538
7,954	Western Asset Mortgage Capital Corp.	81
24,457	WP Carey, Inc.	1,916
17,434	Xenia Hotels & Resorts, Inc.	382

		72,322

Portfolio of Investments | 34

Number of Shares	Security	Market Value (000)
	Savings & Loans (0.9%)
8,936	Axos Financial, Inc.(d)	$259
7,769	Banc of California, Inc.	108
3,939	BankFinancial Corp.	59
6,816	Berkshire Hills Bancorp, Inc.	186
11,463	Brookline Bancorp, Inc.	165
21,111	Capitol Federal Financial, Inc.	282
3,073	Community Bankers Trust Corp.	23
5,246	Dime Community Bancshares, Inc.	98
954	Entegra Financial Corp.(d)	21
3,300	ESSA Bancorp, Inc.	51
152	First Capital, Inc.	8
3,366	First Defiance Financial Corp.	97
2,323	First Financial Northwest, Inc.	37
4,602	Flushing Financial Corp.	101
435	FS Bancorp, Inc.	22
211	Hingham Institution for Savings	36
1,907	HMN Financial, Inc.(d)	41
1,217	Home Bancorp, Inc.	40
3,223	HomeTrust Bancshares, Inc.	81
37,484	Investors Bancorp, Inc.	444
914	Malvern Bancorp, Inc.(d)	18
8,210	Meridian Bancorp, Inc.	129
1,697	MutualFirst Financial, Inc.	51
72,242	New York Community Bancorp, Inc.	836
7,214	Northfield Bancorp, Inc.	100
16,275	Northwest Bancshares, Inc.	276
7,621	OceanFirst Financial Corp.	183
6,851	Oritani Financial Corp.	114
7,562	Pacific Premier Bancorp, Inc.	201
2,303	Provident Financial Holdings, Inc.	46
9,234	Provident Financial Services, Inc.	239
5,394	Riverview Bancorp, Inc.	39
1,546	SI Financial Group, Inc.	20
983	Southern Missouri Bancorp, Inc.	30
32,891	Sterling Bancorp	613
2,198	Territorial Bancorp, Inc.	59
8,236	TFS Financial Corp.	136
852	Timberland Bancorp, Inc.	24
9,075	United Community Financial Corp.	85
8,517	United Financial Bancorp, Inc.	122
12,821	Washington Federal, Inc.	370
4,794	Waterstone Financial, Inc.	79
8,244	WSFS Financial Corp.	318

		6,247

	Total Financial	182,377

	Industrial (12.7%)
	Aerospace/Defense (1.0%)
4,851	AAR Corp.	158
11,222	Aerojet Rocketdyne Holdings, Inc.(d)	399
3,384	Aerovironment, Inc.(d)	231
4,154	Astronics Corp.(d)	136
7,221	Barnes Group, Inc.	371
2,281	CPI Aerostructures, Inc.(d)	15
1,874	Ducommun, Inc.(d)	81
6,460	HEICO Corp.	613
10,883	HEICO Corp. “A”	915
4,600	Innovative Solutions & Support, Inc.(d)	14
4,613	Kaman Corp.	269
12,478	Kratos Defense & Security Solutions, Inc.(d)	195
4,945	Moog, Inc. “A”	430
5,371	MSA Safety, Inc.	555
790	National Presto Industries, Inc.	86

35 | USAA Extended Market Index Fund

Number of Shares	Security	Market Value (000)
16,362	Spirit AeroSystems Holdings, Inc. “A”	$1,498
5,495	Teledyne Technologies, Inc.(d)	1,302
7,487	Triumph Group, Inc.	143
8,960	Wesco Aircraft Holdings, Inc.(d)	79

		7,490

	Building Materials (1.3%)
6,524	AAON, Inc.	301
2,705	American Woodmark Corp.(d)	224
4,823	Apogee Enterprises, Inc.	181
4,145	Armstrong Flooring, Inc.(d)	56
8,107	Armstrong World Industries, Inc.	644
5,862	Boise Cascade Co.	157
4,880	Broadwind Energy, Inc.(d)	8
18,770	Builders FirstSource, Inc.(d)	250
6,349	Continental Building Products, Inc.(d)	157
7,323	Eagle Materials, Inc.	617
4,423	Energy Focus, Inc.(d)	5
2,885	Forterra, Inc.(d)	12
5,276	Gibraltar Industries, Inc.(d)	214
4,996	Griffon Corp.	92
10,473	JELD-WEN Holding, Inc.(d)	185
5,554	Lennox International, Inc.	1,469
21,882	Louisiana-Pacific Corp.	534
4,195	LSI Industries, Inc.	11
4,241	Masonite International Corp.(d)	212
30,233	MDU Resources Group, Inc.	781
6,628	NCI Building Systems, Inc.(d)	41
17,282	Owens Corning	814
3,589	Patrick Industries, Inc.(d)	163
9,965	PGT Innovations, Inc.(d)	138
5,552	Research Frontiers, Inc.(d)	12
6,383	Simpson Manufacturing Co., Inc.	378
6,490	SPX Corp.(d)	226
17,224	Summit Materials, Inc. “A”(d)	273
1,236	Tecogen, Inc.(d)	5
9,004	Trex Co., Inc.(d)	554
2,627	U.S. Concrete, Inc.(d)	109
10,039	Universal Forest Products, Inc.	300
13,061	USG Corp.	566

		9,689

	Electrical Components & Equipment (0.8%)
6,264	Acuity Brands, Inc.	752
4,720	American Superconductor Corp.(d)	61
6,483	Belden, Inc.	348
3,678	Capstone Turbine Corp.(d)	3
3,537	Encore Wire Corp.	202
9,781	Energizer Holdings, Inc.	439
2,400	Energous Corp.(d)	15
6,551	EnerSys	427
9,504	Generac Holdings, Inc.(d)	487
1,902	Graham Corp.	37
8,417	Hubbell, Inc.	993
2,808	Insteel Industries, Inc.	59
3,818	Littelfuse, Inc.	697
1,369	nLight, Inc.(d),(e)	31
5,098	Novanta, Inc.(d)	432
7,855	Orion Energy Systems, Inc.(d)	7
1,398	Powell Industries, Inc.	37
9,200	SunPower Corp.(d),(e)	60
4,545	Ultralife Corp.(d)	47
6,605	Universal Display Corp.	1,010
2,235	Vicor Corp.(d)	69

		6,213

Portfolio of Investments | 36

Number of Shares	Security	Market Value (000)
	Electronics (2.2%)
21,124	ADT, Inc.(e)	$135
6,210	Advanced Energy Industries, Inc.(d)	309
1,429	Akoustis Technologies, Inc.(d)	8
5,772	Alarm.com Holdings, Inc.(d)	375
1,620	Allied Motion Technologies, Inc.	56
6,764	Applied DNA Sciences, Inc.(d),(e)	5
3,123	Applied Optoelectronics, Inc.(d),(e)	38
13,382	Arrow Electronics, Inc.(d)	1,031
7,452	Atkore International Group, Inc.(d)	160
16,765	Avnet, Inc.	727
6,239	AVX Corp.	108
4,645	Badger Meter, Inc.	258
2,157	Bel Fuse, Inc. “B”	55
6,305	Benchmark Electronics, Inc.	166
7,405	Brady Corp. “A”	344
3,725	Coherent, Inc.(d)	528
3,715	Comtech Telecommunications Corp.	86
3,575	Control4 Corp.(d)	61
1,663	CyberOptics Corp.(d)	28
1,894	Digimarc Corp.(d)	59
2,690	FARO Technologies, Inc.(d)	118
27,916	Fitbit, Inc. “A”(d)	165
7,584	Fluidigm Corp.(d)	101
41,213	Gentex Corp.	852
15,121	GoPro, Inc. “A”(d)	98
3,365	Identiv, Inc.(d)	17
9,195	II-VI, Inc.(d)	342
1,361	IntriCon Corp.(d)	34
5,094	Itron, Inc.(d)	238
21,781	Jabil, Inc.	579
9,165	KEMET Corp.	156
5,162	Kimball Electronics, Inc.(d)	80
12,987	Knowles Corp.(d)	229
8,678	LRAD Corp.(d)	25
562	Mesa Laboratories, Inc.	130
10,983	MicroVision, Inc.(d)	11
2,478	Napco Security Technologies, Inc.(d)	51
17,813	National Instruments Corp.	790
974	NVE Corp.	95
25,113	nVent Electric plc	678
2,791	OSI Systems, Inc.(d)	245
3,206	Park Electrochemical Corp.	50
5,087	Plexus Corp.(d)	310
19,365	Resideo Technologies, Inc.(d)	374
10,440	Sanmina Corp.(d)	301
25,988	Sensata Technologies Holding plc(d)	1,170
1,985	SMART Global Holdings, Inc.(d)	38
4,259	Stoneridge, Inc.(d)	123
6,222	SYNNEX Corp.	594
5,733	Tech Data Corp.(d)	587
1,840	Transcat, Inc.(d)	42
38,641	Trimble, Inc.(d)	1,561
13,962	TTM Technologies, Inc.(d)	164
1,515	Turtle Beach Corp.(d)	17
20,274	Vishay Intertechnology, Inc.	374
2,569	Vishay Precision Group, Inc.(d)	88
4,454	Watts Water Technologies, Inc. “A”	360
8,507	Woodward, Inc.	807
4,990	ZAGG, Inc.(d)	45

		16,576

	Engineering & Construction (0.7%)
24,730	AECOM(d)	734
5,610	Aegion Corp.(d)	99

37 | USAA Extended Market Index Fund

Number of Shares	Security	Market Value (000)
7,543	Arcosa, Inc.	$230
1,952	Argan, Inc.	98
5,684	Comfort Systems USA, Inc.	298
3,145	Construction Partners, Inc. “A”(d)	40
4,818	Dycom Industries, Inc.(d)	221
8,915	EMCOR Group, Inc.	652
7,770	Exponent, Inc.	448
10,523	frontdoor, Inc.(d)	362
3,448	Goldfield Corp.(d)	8
7,056	Granite Construction, Inc.	304
9,666	Great Lakes Dredge & Dock Corp.(d)	86
1,636	IES Holdings, Inc.(d)	29
4,248	Iteris, Inc.(d)	18
21,005	KBR, Inc.	401
9,530	MasTec, Inc.(d)	458
2,701	Mistras Group, Inc.(d)	37
2,843	MYR Group, Inc.(d)	98
1,219	NV5 Global, Inc.(d)	72
5,034	Orion Group Holdings, Inc.(d)	15
5,751	Primoris Services Corp.	119
5,074	Sterling Construction Co., Inc.(d)	64
5,614	TopBuild Corp.(d)	364
6,087	Tutor Perini Corp.(d)	104
1,288	VSE Corp.	41
4,800	Willscot Corp.(d)	53

		5,453

	Environmental Control (0.4%)
11,337	Advanced Disposal Services, Inc.(d)	317
1,767	Aqua Metals, Inc.(d)	5
1,801	AquaVenture Holdings Ltd.(d)	35
6,369	Casella Waste Systems, Inc. “A”(d)	227
4,277	CECO Environmental Corp.(d)	31
7,830	Clean Harbors, Inc.(d)	560
17,930	Covanta Holding Corp.	310
5,232	Energy Recovery, Inc.(d)	46
8,762	Evoqua Water Technologies Corp.(d)	110
3,545	Heritage-Crystal Clean, Inc.(d)	97
5,638	Hudson Technologies, Inc.(d)	11
4,810	Perma-Fix Environmental Services(d)	17
2,539	Pure Cycle Corp.(d)	25
2,241	Quest Resource Holding Corp.(d)	4
3,499	Sharps Compliance Corp.(d)	13
13,135	Stericycle, Inc.(d)	715
8,488	Tetra Tech, Inc.	506
3,348	U.S. Ecology, Inc.	187

		3,216

	Hand/Machine Tools (0.4%)
14,768	Colfax Corp.(d)	438
5,838	Franklin Electric Co., Inc.	298
12,554	Kennametal, Inc.	462
9,777	Lincoln Electric Holdings, Inc.	820
10,452	Milacron Holdings Corp.(d)	118
6,944	Regal Beloit Corp.	569

		2,705

	Machinery-Construction & Mining (0.3%)
4,103	Astec Industries, Inc.	155
30,920	Babcock & Wilcox Enterprises, Inc.(d)	13
2,931	Bloom Energy Corp. “A”(d)	38
15,533	BWX Technologies, Inc.	770
1,727	Hyster-Yale Materials Handling, Inc.	108
11,210	Oshkosh Corp.	842
9,967	Terex Corp.	320

		2,246

Portfolio of Investments | 38

Number of Shares	Security	Market Value (000)
	Machinery-Diversified (1.7%)
10,320	AGCO Corp.	$718
1,607	Alamo Group, Inc.	161
4,299	Albany International Corp. “A”	308
5,943	Applied Industrial Technologies, Inc.	353
6,373	Briggs & Stratton Corp.	75
6,500	Cactus, Inc. “A”(d)	231
4,840	Chart Industries, Inc.(d)	438
26,348	Cognex Corp.	1,340
2,933	Columbus McKinnon Corp.	101
2,567	CSW Industrials, Inc.(d)	147
6,614	Curtiss-Wright Corp.	750
2,735	DXP Enterprises, Inc.(d)	106
6,100	Eastman Kodak Co.(d),(e)	18
20,499	Gardner Denver Holdings, Inc.(d)	570
8,500	Gates Industrial Corp. plc(d)	122
2,838	Gorman-Rupp Co.	96
25,598	Graco, Inc.	1,268
8,482	GrafTech International Ltd.	108
1,373	Hurco Companies, Inc.	55
5,097	Ichor Holdings Ltd.(d)	115
11,621	IDEX Corp.	1,763
5,485	Intevac, Inc.(d)	34
1,829	Kadant, Inc.	161
1,858	Lindsay Corp.	180
2,717	Manitex International, Inc.(d)	21
5,858	Manitowoc Co., Inc.(d)	96
8,629	Middleby Corp.(d)	1,122
24,820	Mueller Water Products, Inc. “A”	249
8,820	NN, Inc.	66
7,843	Nordson Corp.	1,039
6,381	SPX FLOW, Inc.(d)	204
2,625	Tennant Co.	163
1,831	Twin Disc, Inc.(d)	31
21,100	Welbilt, Inc.(d)	346

		12,555

	Metal Fabrication/Hardware (0.5%)
5,721	Advanced Drainage Systems, Inc.	147
1,955	Ampco-Pittsburgh Corp.(d)	6
3,998	AZZ, Inc.	164
494	Chicago Rivet & Machine Co.	14
2,547	CIRCOR International, Inc.(d)	83
871	Eastern Co.	24
3,673	Global Brass & Copper Holdings, Inc.	127
1,032	Lawson Products, Inc.(d)	32
1,479	LB Foster Co. “A”(d)	28
9,270	Mueller Industries, Inc.	291
2,132	Northwest Pipe Co.(d)	51
1,597	Olympic Steel, Inc.	25
581	Omega Flex, Inc.	44
1,937	Perma-Pipe International Holdings, Inc.(d)	17
3,938	RBC Bearings, Inc.(d)	501
15,645	Rexnord Corp.(d)	393
2,400	Ryerson Holding Corp.(d)	21
573	Strattec Security Corp.	17
4,381	Sun Hydraulics Corp.	204
10,466	Timken Co.	457
5,808	TimkenSteel Corp.(d)	63
6,652	TriMas Corp.(d)	201
3,438	Valmont Industries, Inc.	447
6,215	Worthington Industries, Inc.	232

		3,589

39 | USAA Extended Market Index Fund

Number of Shares	Security	Market Value (000)
	Miscellaneous Manufacturers (1.4%)
9,588	Actuant Corp. “A”	$234
8,805	American Outdoor Brands Corp.(d)	82
9,688	AptarGroup, Inc.	1,031
9,230	Axon Enterprise, Inc.(d)	502
8,852	Carlisle Companies, Inc.	1,085
1,295	Chase Corp.	120
7,763	Crane Co.	657
20,008	Donaldson Co., Inc.	1,002
3,440	EnPro Industries, Inc.	222
3,900	ESCO Technologies, Inc.	261
5,348	Fabrinet(d)	280
9,098	Federal Signal Corp.	236
2,656	FreightCar America, Inc.(d)	16
2,813	GP Strategies Corp.(d)	34
11,862	Harsco Corp.(d)	239
2,039	Haynes International, Inc.	67
13,418	Hexcel Corp.	928
9,955	Hillenbrand, Inc.	413
13,665	ITT, Inc.	793
4,869	John Bean Technologies Corp.	447
1,700	Loop Industries, Inc.(d)	14
2,939	LSB Industries, Inc.(d)	18
2,799	Lydall, Inc.(d)	66
5,323	Myers Industries, Inc.	91
4,076	Proto Labs, Inc.(d)	429
5,522	Raven Industries, Inc.	212
2,053	Standex International Corp.	151
2,841	Sturm Ruger & Co., Inc.	151
2,147	Synalloy Corp.	33
3,711	Tredegar Corp.	60
20,634	Trinity Industries, Inc.	448
6,539	Trinseo S.A.	296

		10,618

	Packaging & Containers (0.8%)
14,048	Bemis Co., Inc.	779
20,191	Berry Global Group, Inc.(d)	1,088
20,705	Crown Holdings, Inc.(d)	1,130
47,575	Graphic Packaging Holding Co.	601
4,371	Greif, Inc. “A”	180
1,017	Greif, Inc. “B”	50
2,155	Multi-Color Corp.	107
23,762	Owens-Illinois, Inc.	451
12,070	Silgan Holdings, Inc.	358
15,359	Sonoco Products Co.	945
1,471	UFP Technologies, Inc.(d)	55

		5,744

	Transportation (1.1%)
8,818	Air Transport Services Group, Inc.(d)	203
3,519	ArcBest Corp.	108
3,769	Atlas Air Worldwide Holdings, Inc.(d)	191
2,275	Covenant Transportation Group, Inc. “A”(d)	43
4,188	CryoPort, Inc.(d),(e)	54
7,115	Daseke, Inc.(d)	36
4,352	Dorian LPG Ltd.(d)	28
10,677	Eagle Bulk Shipping, Inc.(d)	50
4,536	Echo Global Logistics, Inc.(d)	112
4,502	Forward Air Corp.	291
2,047	Genco Shipping & Trading Ltd.(d)	15
8,703	Genesee & Wyoming, Inc. “A”(d)	758

Portfolio of Investments | 40

Number of Shares	Security	Market Value (000)
6,722	Heartland Express, Inc.	$130
5,026	Hornbeck Offshore Services, Inc.(d)	6
5,287	Hub Group, Inc. “A”(d)	216
4,889	International Seaways, Inc.(d)	84
8,260	Kirby Corp.(d)	620
19,728	Knight-Swift Transportation Holdings, Inc.	645
6,307	Landstar System, Inc.	690
5,945	Marten Transport Ltd.	106
6,329	Matson, Inc.	228
10,062	Old Dominion Freight Line, Inc.	1,453
5,813	Overseas Shipholding Group, Inc. “A”(d)	13
659	PAM Transportation Services, Inc.(d)	32
1,321	Park-Ohio Holdings Corp.	43
627	Patriot Transportation Holding, Inc.(d)	12
3,916	Radiant Logistics, Inc.(d)	25
113,593	Roadrunner Transportation Systems, Inc.(d),(e)	48
8,059	Ryder System, Inc.	500
4,133	Saia, Inc.(d)	253
4,361	Schneider National, Inc. “B”	92
2,530	SEACOR Holdings, Inc.(d)	107
9,568	Steel Connect, Inc.(d)	19
5,404	Tidewater, Inc.(d)	125
2,711	U.S. Xpress Enterprises, Inc. “A”(d)	18
1,233	Universal Logistics Holdings, Inc.	24
1,622	USA Truck, Inc.(d)	23
6,869	Werner Enterprises, Inc.	235
16,873	XPO Logistics, Inc.(d),(e)	907
4,920	YRC Worldwide, Inc.(d)	33

		8,576

	Trucking & Leasing (0.1%)
6,015	GATX Corp.	459
3,943	General Finance Corp.(d)	37
5,303	Greenbrier Companies, Inc.	171
1,351	Willis Lease Finance Corp.(d)	57

		724

	Total Industrial	95,394

	Technology (12.4%)
	Computers (2.0%)
17,506	3D Systems Corp.(d),(e)	188
3,119	Agilysys, Inc.(d)	66
3,899	CACI International, Inc. “A”(d)	710
1,934	Carbon Black, Inc.(d)	27
5,027	Carbonite, Inc.(d)	125
28,206	Conduent, Inc.(d)	390
6,048	Cray, Inc.(d)	158
4,899	Cubic Corp.	275
23,231	Dell Technologies, Inc.(d)	1,363
12,634	Diebold Nixdorf, Inc. “C”	140
956	Elastic N.V.(d),(e)	76
7,109	Electronics For Imaging, Inc.(d)	191
7,974	EPAM Systems, Inc.(d)	1,349
5,268	ExlService Holdings, Inc.(d)	316
1,784	ExOne Co.(d)	15
3,900	ForeScout Technologies, Inc.(d)	163
23,298	Genpact Ltd.	820
5,507	Insight Enterprises, Inc.(d)	303
6,373	KeyW Holding Corp.(d)	55
22,589	Leidos Holdings, Inc.	1,448
11,298	Lumentum Holdings, Inc.(d)	639
2,040	Mastech Digital, Inc.(d)	13
9,844	MAXIMUS, Inc.	699
5,619	Maxwell Technologies, Inc.(d)	25

41 | USAA Extended Market Index Fund

Number of Shares	Security	Market Value (000)
7,626	Mercury Systems, Inc.(d)	$489
6,170	Mitek Systems, Inc.(d)	75
2,593	MTS Systems Corp.	141
18,598	NCR Corp.(d)	508
11,151	NetScout Systems, Inc.(d)	313
12,018	Nutanix, Inc. “A”(d)	454
4,683	OneSpan, Inc.(d)	90
2,204	PAR Technology Corp.(d)	54
22,151	Perspecta, Inc.	448
2,718	PlayAGS, Inc.(d)	65
5,328	Presidio, Inc.	79
28,156	Pure Storage, Inc. “A”(d)	613
5,442	Qualys, Inc.(d)	450
2,149	Qumu Corp.(d)	5
6,794	Rapid7, Inc.(d)	344
7,878	Science Applications International Corp.	606
3,340	StarTek, Inc.(d)	26
5,857	Sykes Enterprises, Inc.(d)	166
1,337	Tenable Holdings, Inc.(d)	42
2,692	TransAct Technologies, Inc.	25
2,549	TTEC Holdings, Inc.	92
7,423	Unisys Corp.(d)	87
7,417	USA Technologies, Inc.(d)	31
4,243	Varonis Systems, Inc.(d)	253
4,107	Virtusa Corp.(d)	219
4,197	Vocera Communications, Inc.(d)	133
3,153	Vuzix Corp.(d)	10

		15,372

	Office/Business Equipment (0.3%)
28,398	Pitney Bowes, Inc.	195
8,305	Zebra Technologies Corp. “A”(d)	1,740

		1,935

	Semiconductors (2.0%)
2,913	Alpha & Omega Semiconductor Ltd.(d)	33
18,642	Amkor Technology, Inc.(d)	159
2,148	Amtech Systems, Inc.(d)	11
3,862	Aquantia Corp.(d)	35
4,811	Axcelis Technologies, Inc.(d)	97
6,341	AXT,Inc.(d)	28
10,683	Brooks Automation, Inc.	313
4,419	Cabot Microelectronics Corp.	495
3,467	CEVA, Inc.(d)	93
9,552	Cirrus Logic, Inc.(d)	402
6,077	Cohu, Inc.	90
16,195	Cree, Inc.(d)	927
5,283	CTS Corp.	155
55,377	Cypress Semiconductor Corp.	826
5,690	Diodes, Inc.(d)	197
4,564	DSP Group, Inc.(d)	64
6,297	eMagin Corp.(d)	5
4,624	EMCORE Corp.(d)	17
21,707	Entegris, Inc.	775
11,782	FormFactor, Inc.(d)	190
4,254	GSI Technology, Inc.(d)	33
2,838	Impinj, Inc.(d)	48
6,551	Inphi Corp.(d)	286
19,818	Integrated Device Technology, Inc.(d)	971
11,813	Kopin Corp.(d)	16
10,388	Kulicke & Soffa Industries, Inc.	230
19,222	Lattice Semiconductor Corp.(d)	229
6,324	MACOM Technology Solutions Holdings, Inc.(d)	106
90,158	Marvell Technology Group Ltd.	1,793
9,324	MaxLinear, Inc.(d)	238

Portfolio of Investments | 42

Number of Shares	Security	Market Value (000)
8,485	MKS Instruments, Inc.	$789
5,933	Monolithic Power Systems, Inc.	804
1,465	MoSys, Inc.(d)	—
3,289	Nanometrics, Inc.(d)	102
63,325	ON Semiconductor Corp.(d)	1,303
10,897	Photronics, Inc.(d)	103
5,286	Pixelworks, Inc.(d)	21
4,398	Power Integrations, Inc.	308
9,826	QuickLogic Corp.(d)	6
16,362	Rambus, Inc.(d)	171
529	Rubicon Technology, Inc.(d)	4
5,365	Rudolph Technologies, Inc.(d)	122
9,996	Semtech Corp.(d)	509
6,872	Silicon Laboratories, Inc.(d)	556
5,229	Synaptics, Inc.(d)	208
26,849	Teradyne, Inc.	1,070
74	U.S. Gold Corp.(d)	—
5,086	Ultra Clean Holdings, Inc.(d)	53
8,156	Veeco Instruments, Inc.(d)	88
7,141	Xperi Corp.	167

		15,246

	Software (8.1%)
17,713	ACI Worldwide, Inc.(d)	582
28,232	Allscripts Healthcare Solutions, Inc.(d)	269
3,598	Altair Engineering, Inc. “A”(d)	132
4,373	Alteryx, Inc. “A”(d)	367
4,539	Amber Road, Inc.(d)	39
5,062	American Software, Inc. “A”	60
1,791	Appfolio, Inc. “A”(d)	142
4,994	Appian Corp.(d)	172
10,909	Aspen Technology, Inc.(d)	1,137
3,050	Asure Software, Inc.(d)	19
16,500	Avaya Holdings Corp.(d)	278
5,767	Avid Technology, Inc.(d)	43
1,147	Bandwidth, Inc. “A”(d)	77
3,803	Benefitfocus, Inc.(d)	188
21,736	Black Knight, Inc.(d)	1,185
7,425	Blackbaud, Inc.	592
7,109	Blackline, Inc.(d)	329
5,773	Bottomline Technologies de, Inc.(d)	289
20,851	Box, Inc. “A”(d)	403
5,883	Brightcove, Inc.(d)	49
9,141	Castlight Health, Inc. “B”(d)	34
19,395	CDK Global, Inc.	1,141
7,869	Ceridian HCM Holding, Inc.(d)	404
12,128	Cision Ltd.(d)	167
33,865	Cloudera, Inc.(d)	370
5,901	CommVault Systems, Inc.(d)	382
1,686	Computer Programs & Systems, Inc.	50
8,212	Cornerstone OnDemand, Inc.(d)	450
7,902	Coupa Software, Inc.(d)	719
14,716	Covetrus, Inc.(d)	469
4,927	CSG Systems International, Inc.	208
137	Daily Journal Corp.(d)	29
3,001	DocuSign, Inc.(d)	156
1,538	Domo, Inc. “B”(d)	62
5,132	Donnelley Financial Solutions, Inc.(d)	76
15,521	Dropbox, Inc. “A”(d)	338
3,364	Ebix, Inc.(e)	166
3,549	eGain Corp.(d)	37
6,783	Envestnet, Inc.(d)	444
4,408	Everbridge, Inc.(d)	331
11,233	Evolent Health, Inc. “A”(d)	141
2,275	Evolving Systems, Inc.(d)	3

43 | USAA Extended Market Index Fund

Number of Shares	Security	Market Value (000)
6,437	Exela Technologies, Inc.(d)	$21
4,463	Fair Isaac Corp.(d)	1,212
87,715	First Data Corp. “A”(d)	2,304
9,681	Five9, Inc.(d)	511
17,785	Glu Mobile, Inc.(d)	195
5,500	GreenSky, Inc. “A”(d),(e)	71
5,963	GSE Systems, Inc.(d)	17
12,310	Guidewire Software, Inc.(d)	1,196
5,900	HubSpot, Inc.(d)	981
5,072	Immersion Corp.(d)	43
7,279	InnerWorkings, Inc.(d)	26
6,741	Innodata, Inc.(d)	9
10,521	Inovalon Holdings, Inc. “A”(d)	131
14,946	Inseego Corp.(d),(e)	71
4,379	Instructure, Inc.(d)	206
7,173	j2 Global, Inc.	621
8,346	LivePerson, Inc.(d)	242
10,091	Manhattan Associates, Inc.(d)	556
3,813	ManTech International Corp. “A”	206
9,444	Medidata Solutions, Inc.(d)	692
1,280	MicroStrategy, Inc. “A”(d)	185
8,172	MobileIron, Inc.(d)	45
4,111	Model N, Inc.(d)	72
4,590	MongoDB, Inc.(d),(e)	675
6,127	Monotype Imaging Holdings, Inc.	122
7,043	New Relic, Inc.(d)	695
6,990	NextGen Healthcare, Inc.(d)	118
44,576	Nuance Communications, Inc.(d)	755
6,335	Omnicell, Inc.(d)	512
3,280	Park City Group, Inc.(d),(e)	26
7,530	Paycom Software, Inc.(d)	1,424
4,645	PDF Solutions, Inc.(d)	57
5,608	Pegasystems, Inc.	365
6,941	Pivotal Software, Inc. “A”(d)	145
7,554	Pluralsight, Inc. “A”(d)	240
7,313	Progress Software Corp.	324
5,348	PROS Holdings, Inc.(d)	226
16,310	PTC, Inc.(d)	1,503
1,451	QAD, Inc. “A”	62
311	QAD, Inc. “B”	10
11,162	RealPage, Inc.(d)	677
621	Red Violet, Inc.(d)	4
4,264	Remark Holdings, Inc.(d)	8
9,980	SailPoint Technologies Holding, Inc.(d)	287
7,106	Seachange International, Inc.(d)	9
3,863	SecureWorks Corp. “A”(d),(e)	71
27,693	ServiceNow, Inc.(d)	6,826
1,541	Simulations Plus, Inc.	33
2,449	Smartsheet, Inc. “A”(d)	100
3,086	Smith Micro Software, Inc.(d)	9
22,800	Splunk, Inc.(d)	2,841
2,618	SPS Commerce, Inc.(d)	278
33,281	SS&C Technologies Holdings, Inc.	2,120
662	SVMK, Inc.(d)	12
11,700	Synchronoss Technologies, Inc.(d)	71
10,850	Tableau Software, Inc. “A”(d)	1,381
2,507	Tabula Rasa HealthCare, Inc.(d)	141
5,854	Telenav, Inc.(d)	36
18,265	Teradata Corp.(d)	797
18,079	TiVo Corp.	168
14,939	Twilio, Inc. “A”(d)	1,930
5,919	Tyler Technologies, Inc.(d)	1,210
4,939	Ultimate Software Group, Inc.(d)	1,631
1,929	Upland Software, Inc.(d)	82
19,285	Veeva Systems, Inc. “A”(d)	2,446
9,691	Verint Systems, Inc.(d)	580

Portfolio of Investments | 44

Number of Shares	Security	Market Value (000)
2,349	Veritone, Inc.(d)	$12
11,489	Verra Mobility Corp.(d)	137
11,550	VMware, Inc. “A”	2,085
23,291	Workday, Inc. “A”(d)	4,492
3,938	Workiva, Inc.(d)	200
9,498	Yext, Inc.(d)	208
4,053	Zedge, Inc. “B”(d)	7
1,543	Zuora, Inc. “A”(d)	31
130,331	Zynga, Inc. “A”(d)	695

		61,016

	Total Technology	93,569

	Utilities (2.5%)
	Electric (1.4%)
7,872	ALLETE, Inc.	647
3,372	Ameresco, Inc. “A”(d)	55
8,369	Avangrid, Inc.	421
10,331	Avista Corp.	420
8,064	Black Hills Corp.	597
6,065	Clearway Energy, Inc. “A”	88
10,858	Clearway Energy, Inc. “C”	164
6,588	El Paso Electric Co.	388
3,673	Genie Energy Ltd. “B”	31
17,112	Hawaiian Electric Industries, Inc.	698
7,724	IDACORP, Inc.	769
5,537	MGE Energy, Inc.	376
7,806	NorthWestern Corp.	550
30,591	OGE Energy Corp.	1,319
8,185	Ormat Technologies, Inc.	451
5,878	Otter Tail Corp.	293
11,944	PNM Resources, Inc.	565
13,614	Portland General Electric Co.	706
2,263	Spark Energy, Inc. “A”	20
7,207	Synthesis Energy Systems, Inc.(d)	4
2,550	Unitil Corp.	138
60,800	Vistra Energy Corp.	1,583

		10,283

	Gas (0.8%)
2,612	Chesapeake Utilities Corp.	238
13,176	National Fuel Gas Co.	803
13,782	New Jersey Resources Corp.	686
4,404	Northwest Natural Holding Co.	289
8,052	ONE Gas, Inc.	717
1,321	RGC Resources, Inc.	35
14,200	South Jersey Industries, Inc.	456
8,534	Southwest Gas Holdings, Inc.	702
7,623	Spire, Inc.	627
26,803	UGI Corp.	1,486

		6,039

	Water (0.3%)
5,470	American States Water Co.	390
27,284	Aqua America, Inc.	994
1,250	Artesian Resources Corp. “A”	46
7,033	California Water Service Group	382
1,633	Connecticut Water Service, Inc.	112
2,592	Middlesex Water Co.	145
4,035	PICO Holdings, Inc.(d)	40
3,608	SJW Group	223

45 | USAA Extended Market Index Fund

Number of Shares	Security			Market Value (000)
2,157	York Water Co.			$74

				2,406

	Total Utilities			18,728

	Total Common Stocks (cost: $515,164)			744,689

	Total Equity Securities (cost: $515,164)			744,689

	MONEY MARKET INSTRUMENTS (0.9%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.9%)
6,494,628	State Street Institutional Treasury Money Market Fund Premier Class, 2.35%(f),(g) (cost: $6,495)			6,495

Principal Amount (000)		Coupon Rate	Maturity
	U.S. TREASURY SECURITIES (0.0%)
	Bills (0.0%)(h)
$ 400	U.S. Treasury Bill (f),(i)	2.38%	6/06/2019	398
15	U.S. Treasury Bill (f),(i)	2.39	6/06/2019	15

	Total U.S. Treasury Securities (cost: $413)			413

	Total Money Market Instruments (cost: $6,908)			6,908

Number of Shares
	SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.8%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.8%)
1,495,773	Goldman Sachs Financial Square Government Fund Institutional Class, 2.37%(g)			1,496
11,699,687	HSBC US Government Money Market Fund Class I, 2.41%(g)			11,699

	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned (cost: $13,195)			13,195

	Total Investments (cost: $535,267)			$764,792

Number of Contracts	Description	Expiration Date	Notional Amount (000)		Contract Value (000)	Unrealized Appreciation/ (Depreciation) (000)
	FUTURES (1.2%)
	LONG FUTURES
	Equity Contracts
56	Russell 2000 E-Mini Index	6/21/2019	USD	4,345	$4,322	$(23)
23	S&P MidCap 400 E-mini Index	6/21/2019	USD	4,358	4,373	15

	Total Long Futures				$8,695	$(8)

	Total Futures				$8,695	$(8)

Portfolio of Investments | 46

($ in 000s) VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$744,689	$—	$—	$744,689
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	6,495	—	—	6,495
U.S. Treasury Securities	413	—	—	413
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market Funds	13,195	—	—	13,195
Futures(1)	15	—	—	15

Total	$764,807	$—	$—	$764,807

Liabilities	LEVEL 1	LEVEL 2	LEVEL 3	Total
Futures(1)	$(23)	$—	$—	$(23)

Total	$(23)	$—	$—	$(23)

(1)	Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund’s compliance classification.

At March 31, 2019, the Fund did not have any transfers into/out of Level 3.

47 | USAA Extended Market Index Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

March 31, 2019 (unaudited)

GENERAL NOTES

A.    Security valuation – USAA MUTUAL FUNDS TRUST (the Trust) and Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the USAA Extended Market Index Fund (the Fund) valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.    Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.    Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

3.    Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

4.    Repurchase agreements are valued at cost.

5.    Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

6.    Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund’s NAV.

Portfolio of Investments | 48

7.    In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the USAA Asset Management Company (the Manager) include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.    Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $752,323,000 at March 31, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

49 | USAA Extended Market Index Fund

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

MTA	Metropolitan Transportation Authority
REITS	Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)	Security was fair valued at March 31, 2019, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust’s Board of Trustees.
(b)	Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust’s Board of Trustees.
(c)	Security was classified as Level 3, of which all are valued at zero.
(d)	Non-income-producing security.
(e)	The security, or a portion thereof, was out on loan as of March 31, 2019.
(f)	The security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2019.
(g)	Rate represents the money market fund annualized seven-day yield at March 31, 2019.
(h)	Rate represents an annualized yield at time of purchase, not coupon rate.
(i)	Securities with a value of $413,000 are segregated as collateral for initial margin requirements on open futures contracts.

Portfolio of Investments | 50